UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	07/31/2005

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus S & P 500 Index Fund
Statement of Investments
July 31, 2005 (Unaudited)

Common Stock-98.8%	Shares		Value ($)

Consumer Cyclical-9.1%
Albertson's	110,772	a	2,360,551
Autonation	67,100	b	1,448,689
AutoZone	19,700	b	1,919,568
Bed Bath & Beyond	88,800	b	4,075,920
Best Buy	89,750		6,874,850
Big Lots	34,200	b	443,574
Brunswick	29,200		1,359,552
Circuit City Stores- Circuit City Group	57,500		1,049,375
Coach	113,400	b	3,981,474
Cooper Tire & Rubber	19,200		386,304
Costco Wholesale	143,600		6,601,292
CVS	243,500		7,555,805
Dana	45,159	a	709,448
Darden Restaurants	43,850		1,521,595
Delphi	168,669		893,946
Delta Air Lines	43,200	a,b	127,872
Dillard's, Cl. A	21,500		491,490
Dollar General	90,708		1,843,187
Eastman Kodak	86,300		2,307,662
Family Dollar Stores	50,100		1,292,580
Federated Department Stores	51,200		3,884,544
Ford Motor	553,292		5,942,356
Gap	227,825		4,809,386
General Motors	170,000	a	6,259,400
Genuine Parts	52,400		2,399,396
Harley-Davidson	85,600		4,553,064
Harrah's Entertainment	54,600		4,299,204
Hasbro	50,400		1,105,776
Hilton Hotels	114,800		2,841,300
Home Depot	645,303		28,077,134
International Game Technology	103,400		2,829,024
Johnson Controls	57,700		3,314,288
Jones Apparel Group	36,300		1,109,691
Kohl's	98,100	b	5,527,935
Kroger	219,100	b	4,349,135
Limited Brands	114,300		2,786,634
Liz Claiborne	32,600		1,356,486
Lowe's Cos.	232,200		15,376,284
Marriott International, Cl. A	59,700		4,087,659
Mattel	123,800		2,308,870
May Department Stores	90,050		3,696,552
Maytag	24,000		404,880
McDonald's	381,100		11,878,887
Navistar International	19,800	b	676,170
NIKE, Cl. B	68,700		5,757,060
Nordstrom	73,800		2,731,338
Office Depot	95,000	b	2,696,100
OfficeMax	21,200		629,640
PACCAR	52,250		3,773,495
J. C. Penney (Holding)	79,200		4,446,288
RadioShack	46,800		1,098,396
Reebok International	16,900	a	714,870
Safeway	134,700		3,273,210
Sears Holdings	30,762	b	4,744,423
Southwest Airlines	221,818		3,147,597

Staples	221,475		5,042,986
Starbucks	117,200	a,b	6,158,860
Starwood Hotels & Resorts Worldwide	65,000		4,115,800
Target	265,600		15,604,000
Tiffany & Co.	43,200		1,470,096
TJX Cos.	141,400		3,324,314
V. F.	30,100		1,777,104
Visteon	38,715		344,563
Wal-Mart Stores	1,005,800		49,636,230
Walgreen	307,400		14,712,164
Wendy's International	34,600		1,788,820
Whirlpool	20,100	a	1,607,598
Yum! Brands	87,120		4,560,732
			314,274,473

Consumer Staples-7.6%
Alberto-Culver	25,700		1,159,584
Altria Group	622,600		41,689,296
Anheuser-Busch Cos.	233,400		10,351,290
Archer-Daniels-Midland	187,560		4,302,627
Avon Products	141,872		4,640,633
Brown-Forman, Cl. B	27,100		1,583,995
Campbell Soup	97,600		3,010,960
Clorox	46,300		2,585,855
Coca-Cola	680,400		29,774,304
Coca-Cola Enterprises	106,100		2,493,350
Colgate-Palmolive	157,300		8,327,462
ConAgra Foods	155,700		3,535,947
Constellation Brands, Cl. A	58,800	b	1,611,120
Fortune Brands	43,700		4,131,835
General Mills	111,100		5,266,140
Gillette	299,900		16,095,633
Heinz (H.J.)	105,200		3,869,256
Hershey	65,400	a	4,177,098
Kellogg	105,100		4,762,081
Kimberly-Clark	143,800		9,168,688
McCormick & Co.	40,700		1,415,546
Molson Coors Brewing, Cl. B	23,600		1,479,720
Newell Rubbermaid	82,762	a	2,058,291
Pactiv	44,900	b	988,698
Pepsi Bottling Group	58,900		1,717,524
PepsiCo	503,400		27,450,402
Procter & Gamble	744,000		41,388,720
Reynolds American	35,000	a	2,915,850
Sara Lee	236,700		4,717,431
SUPERVALU	40,900	a	1,447,860
Sysco	190,300		6,862,218
UST	49,700		2,287,194
Wrigley,(Wm.)Jr.	58,900		4,190,146
			261,456,754

Energy-9.2%
Amerada Hess	25,800		3,040,788
Anadarko Petroleum	70,832		6,258,007
Apache	98,650	a	6,747,660
Baker Hughes	101,890	a	5,760,861
BJ Services	48,700	a	2,970,213
Burlington Resources	115,890		7,429,708
CenterPoint Energy	87,366	a	1,200,409
ChevronTexaco	630,836		36,594,796
ConocoPhillips	418,540		26,196,418
Devon Energy	142,400		7,987,216

El Paso	193,775	a	2,325,300
EOG Resources	71,900		4,393,090
Exxon Mobil	1,913,776		112,434,340
Halliburton	152,000		8,519,600
Kerr-McGee	35,065		2,812,564
KeySpan	52,000		2,115,880
Kinder Morgan	32,600	a	2,896,836
Marathon Oil	109,775		6,406,469
Nabors Industries	44,700	b	2,925,615
National-Oilwell	51,700	b	2,706,495
Nicor	13,300	a	542,906
NiSource	81,700		1,984,493
Noble	40,800	a	2,740,944
Occidental Petroleum	119,700		9,848,916
Peoples Energy	11,400		491,910
Rowan Cos.	32,600		1,113,616
Schlumberger	177,100		14,830,354
Sempra Energy	71,966		3,058,555
Sunoco	20,700	a	2,602,611
Transocean	98,000	b	5,530,140
Unocal	81,700		5,298,245
Valero Energy	77,200		6,390,616
Weatherford International	41,600	b	2,632,448
Williams Cos.	171,600		3,644,784
XTO Energy	108,500		3,807,265
			316,240,068

Health Care-13.0%
Abbott Laboratories	466,200		21,738,906
Aetna	87,358		6,761,509
Allergan	39,200	a	3,503,304
AmerisourceBergen	31,700		2,275,743
Amgen	372,012	b	29,667,957
Applera - Applied Biosystems Group	59,300		1,234,626
Bard (C.R.)	31,600		2,110,564
Bausch & Lomb	16,100		1,362,865
Baxter International	186,600		7,327,782
Becton, Dickinson & Co.	75,900		4,202,583
Biogen Idec	103,585	b	4,069,855
Biomet	75,675		2,885,488
Boston Scientific	225,400	b	6,525,330
Bristol-Myers Squibb	587,500		14,675,750
Cardinal Health	128,725		7,669,436
Caremark Rx	136,400	b	6,080,712
Chiron	44,500	a,b	1,612,235
CIGNA	39,300		4,195,275
Express Scripts	44,600	b	2,332,580
Fisher Scientific International	36,100	b	2,420,505
Forest Laboratories	102,400	b	4,087,808
Genzyme	75,800	b	5,640,278
Gilead Sciences	135,800	b	6,085,198
Guidant	97,700		6,721,760
HCA	126,050		6,207,962
Health Management Associates, Cl. A	74,100		1,763,580
Hospira	47,570	b	1,819,553
Humana	48,700	b	1,940,695
Johnson & Johnson	894,018		57,181,391
King Pharmaceuticals	72,666	b	810,226
Laboratory Corporation of America Holdings	40,500	b	2,052,135
Eli Lilly & Co.	340,700		19,188,224
Manor Care	26,000		986,960
McKesson	88,777		3,994,965

Medco Health Solutions	83,291	b	4,034,616
MedImmune	74,500	b	2,116,545
Medtronic	363,600		19,612,584
Merck & Co.	662,400		20,574,144
Millipore	15,000	b	919,050
Mylan Laboratories	65,600	a	1,138,816
PerkinElmer	39,000		818,220
Pfizer	2,235,409		59,238,338
Quest Diagnostics	54,800		2,813,432
Schering-Plough	443,500		9,233,670
St. Jude Medical	108,900	b	5,162,949
Stryker	112,700		6,095,943
Tenet Healthcare	140,850	a,b	1,709,919
Thermo Electron	48,500	b	1,448,210
UnitedHealth Group	380,700		19,910,610
Waters	35,300	b	1,598,384
Watson Pharmaceuticals	33,100	b	1,105,540
WellPoint	184,200	b	13,030,308
Wyeth	402,400		18,409,800
Zimmer Holdings	74,220	b	6,112,759
			446,217,577

Interest Sensitive-22.8%
ACE	86,400		3,992,544
AFLAC	150,800		6,801,080
Allstate	200,900		12,307,134
Ambac Financial Group	32,550		2,338,392
American Express	352,100		19,365,500
American International Group	780,179		46,966,776
AmSouth Bancorporation	106,100		2,961,251
Aon	95,575		2,431,428
Apartment Investment & Management, Cl. A	28,600		1,258,400
Archstone-Smith Trust	59,800		2,541,500
Bank of America	1,209,008		52,712,749
Bank of New York	234,000		7,202,520
BB&T	164,300		6,871,026
Bear Stearns Cos.	34,172		3,489,303
Block (H&R)	49,700		2,830,912
Capital One Financial	75,800		6,253,500
Chubb	58,700		5,213,734
Cincinnati Financial	50,085		2,064,504
CIT Group	63,300		2,794,062
Citigroup	1,564,017		68,034,739
Comerica	50,700		3,097,770
Compass Bancshares	37,300		1,798,233
Countrywide Financial	176,700		6,361,200
E*TRADE Financial	110,800	b	1,718,508
Equity Office Properties Trust	122,500		4,342,625
Equity Residential	86,200		3,482,480
Fannie Mae	291,000		16,255,260
Federated Investors, Cl. B	28,500		910,290
Fifth Third Bancorp	156,867		6,760,968
First Horizon National	37,300		1,521,467
Franklin Resources	59,600		4,816,872
Freddie Mac	207,600		13,136,928
General Electric	3,188,600		110,006,700
Golden West Financial	85,000		5,535,200
Goldman Sachs Group	132,800		14,273,344
Hartford Financial Services Group	89,200		7,186,844
Huntington Bancshares	69,874		1,742,658
Janus Capital Group	68,200	a	1,024,364
Jefferson-Pilot	40,825		2,048,190

JPMorgan Chase & Co.	1,057,841		37,172,533
KeyCorp	122,600		4,197,824
Lehman Brothers Holdings	83,200		8,746,816
Lincoln National	52,200		2,521,260
Loews	48,000		4,014,240
M&T Bank	29,400		3,190,194
Marsh & McLennan Cos.	160,200		4,640,994
Marshall & Ilsley	64,000		2,938,880
MBIA	40,700	a	2,472,118
MBNA	381,137		9,589,407
Mellon Financial	127,200		3,874,512
Merrill Lynch & Co.	284,200		16,705,276
MetLife	220,500		10,835,370
MGIC Investment	28,400		1,947,672
Morgan Stanley	329,360		17,472,548
National City	178,700		6,595,817
North Fork Bancorporation	143,550		3,931,834
Northern Trust	61,100	a	3,103,880
Plum Creek Timber	55,300		2,093,105
PNC Financial Services Group	85,200		4,670,664
Principal Financial Group	88,300	a	3,880,785
Progressive	59,800		5,961,462
ProLogis	56,100		2,555,916
Providian Financial	88,500	b	1,672,650
Prudential Financial	156,900		10,496,610
Regions Financial	139,490		4,692,444
Safeco	38,300	a	2,104,202
Schwab (Charles)	342,600		4,693,620
Simon Property Group	66,000		5,262,840
SLM	126,100	a	6,492,889
Sovereign Bancorp	109,600		2,629,304
St. Paul Travelers Cos.	202,612		8,918,980
State Street	99,500		4,949,130
SunTrust Banks	102,200		7,431,984
Synovus Financial	93,550		2,766,273
T. Rowe Price Group	37,200		2,468,220
Torchmark	31,300		1,636,051
UnumProvident	89,495	a	1,713,829
U.S. Bancorp	550,953		16,561,647
Wachovia	473,976		23,878,911
Washington Mutual	263,690	a	11,201,551
Wells Fargo & Co.	507,300		31,117,782
XL Capital, Cl. A	42,100		3,023,622
Zions Bancorporation	27,000		1,929,960
			783,206,561

Producer Goods-10.3%
Ashland	20,200		1,241,290
Air Products & Chemicals	68,900		4,117,464
Alcoa	262,248		7,356,056
Allegheny Technologies	26,977		784,221
American Power Conversion	54,500		1,531,995
American Standard Cos.	53,700		2,377,836
Avery Dennison	30,600		1,734,102
Ball	33,100		1,256,145
Bemis	32,200		869,400
Black & Decker	24,100		2,176,471
Boeing	248,398		16,396,752
Burlington Northern Santa Fe	113,200		6,141,100
Caterpillar	205,400		11,073,114
Centex	38,500		2,848,230
Cooper Industries, Cl. A	27,900		1,801,782

CSX	65,100		2,964,654
Cummins	13,100	a	1,119,264
D.R. Horton	81,600		3,352,128
Deere & Co.	74,100		5,448,573
Dover	61,200		2,525,112
Dow Chemical	288,963		13,855,776
E. I. du Pont de Nemours	299,512		12,783,172
Eastman Chemical	24,200		1,340,438
Eaton	45,300		2,959,902
Ecolab	66,000		2,216,280
Emerson Electric	125,300		8,244,740
Engelhard	36,300		1,041,447
FedEx	90,820		7,637,054
Fluor	26,000	a	1,658,800
Freeport-McMoRan Copper & Gold, Cl. B	54,000	a	2,175,120
General Dynamics	60,200		6,934,438
Georgia-Pacific	78,167	a	2,669,403
Goodrich	36,200		1,601,488
Goodyear Tire & Rubber	52,900	a,b	920,989
Grainger (W.W.)	25,100		1,564,232
Hercules	34,000	b	476,000
Honeywell International	256,425		10,072,374
Illinois Tool Works	82,100		7,031,865
Ingersoll-Rand, Cl. A	50,700		3,963,219
International Flavors & Fragrances	26,600		1,008,672
International Paper	147,453		4,659,515
ITT Industries	27,700		2,947,280
KB HOME	25,000		2,047,750
L-3 Communications Holdings	35,700		2,792,811
Leggett & Platt	57,000		1,441,530
Lockheed Martin	121,500		7,581,600
Louisiana-Pacific	33,300		893,106
Masco	130,400		4,421,864
MeadWestvaco	56,011		1,636,641
Molex	50,500		1,426,120
Monsanto	80,664		5,434,334
Newmont Mining	134,025		5,032,639
Norfolk Southern	121,500		4,521,015
Northrop Grumman	107,990		5,988,046
Nucor	48,200		2,672,690
Pall	37,400		1,158,278
Parker-Hannifin	36,150		2,375,778
Phelps Dodge	29,095		3,097,163
PPG Industries	51,600		3,355,548
Praxair	97,300		4,805,647
Pulte Homes	35,700		3,342,234
Raytheon	136,000		5,348,880
Rockwell Automation	52,500		2,704,275
Rockwell Collins	53,600		2,615,680
Rohm & Haas	58,015		2,672,171
Sealed Air	25,132	b	1,333,504
Sherwin-Williams	37,600		1,790,136
Sigma-Aldrich	20,700		1,328,112
Snap-On	17,400		638,232
Stanley Works	22,613		1,106,454
Temple-Inland	37,400		1,488,146
Textron	40,600		3,011,302
3M	231,400		17,355,000
Tyco International	607,171		18,500,500
Union Pacific	79,100		5,561,521
United Parcel Service, Cl. B	334,900		24,437,653
United States Steel	34,300	a	1,462,895

United Technologies	307,800		15,605,460
Vulcan Materials	30,700	a	2,156,368
Weyerhaeuser	73,600		5,076,928
			353,095,904

Services-6.7%
Affiliated Computer Services, Cl. A	38,000	b	1,898,860
Allied Waste Industries	81,400	a,b	698,412
ALLTEL	114,400		7,607,600
Apollo Group, Cl. A	49,100	b	3,689,865
Automatic Data Processing	175,400		7,789,514
Carnival	158,400		8,300,160
Cendant	316,170		6,753,391
Cintas	45,000		1,994,850
Clear Channel Communications	153,300	a	5,003,712
Comcast, Cl. A	663,018	b	20,374,543
Computer Sciences	55,300	b	2,531,634
Convergys	42,800	b	622,740
Dow Jones & Co.	21,300	a	799,389
Electronic Data Systems	156,000		3,208,920
Equifax	39,000		1,419,600
First Data	234,046		9,628,653
Fiserv	57,550	b	2,553,494
Gannett	74,700		5,450,112
IMS Health	68,100		1,854,363
Interpublic Group of Companies	127,100	b	1,588,750
Knight-Ridder	22,400	a	1,401,344
McGraw-Hill Cos.	112,600		5,180,726
Meredith	13,500		668,250
Monster Worldwide	36,300	b	1,102,431
Moody's	83,000		3,926,730
New York Times, Cl. A	43,800		1,380,576
News, Cl. A	867,100		14,203,098
Nextel Communications, Cl. A	338,300	b	11,772,840
Omnicom Group	55,100		4,676,337
Paychex	106,975		3,734,497
Robert Half International	47,900		1,623,331
R. R. Donnelley & Sons	64,100		2,310,805
Ryder System	19,300		752,507
Sabre Holdings	39,421		756,883
Sprint (FON Group)	444,850	a	11,966,465
SunGard Data Systems	87,300	b	3,133,197
Time Warner	1,408,750		23,976,925
Tribune	89,600		3,270,400
Unisys	101,900	b	659,293
Univision Communications, Cl. A	87,400	b	2,471,672
Viacom, Cl. B	484,724		16,233,407
Walt Disney	613,700		15,735,268
Waste Management	170,800		4,802,896
			229,508,440

Technology-14.8%
ADC Telecommunications	34,871	b	911,528
Adobe Systems	147,000		4,357,080
Advanced Micro Devices	118,700	a,b	2,383,496
Agilent Technologies	130,016	b	3,411,620
Altera	111,700	b	2,442,879
Analog Devices	111,200	a	4,359,040
Andrew	48,850	b	536,861
Apple Computer	247,700	b	10,564,405
Applied Materials	494,200		9,122,932
Applied Micro Circuits	92,200	b	277,522

Autodesk	68,700		2,348,853
Avaya	143,380	b	1,481,115
BMC Software	66,600	b	1,271,394
Broadcom, Cl. A	88,000	b	3,763,760
CIENA	173,300	b	388,192
Cisco Systems	1,921,300	b	36,792,895
Citrix Systems	50,900	b	1,212,947
Computer Associates International	160,029		4,392,796
Compuware	116,800	b	984,624
Comverse Technology	60,200	a,b	1,522,458
Corning	435,700	b	8,300,085
Danaher	82,700	a	4,585,715
Dell	727,900	b	29,458,113
eBay	365,200	b	15,258,056
Electronic Arts	92,100	b	5,304,960
EMC	722,400	b	9,889,656
Freescale Semiconductor, Cl. B	120,749	b	3,109,287
Gateway	89,300	b	355,414
Hewlett-Packard	867,766		21,364,399
Intel	1,855,900		50,369,126
International Business Machines	485,000		40,478,100
Intuit	55,700	b	2,673,600
Jabil Circuit	55,400	b	1,727,926
JDS Uniphase	435,400	a,b	657,454
KLA-Tencor	59,200	a	3,060,640
Lexmark International	38,100	b	2,388,870
Linear Technology	92,000		3,575,120
LSI Logic	116,600	b	1,138,016
Lucent Technologies	1,331,870	a,b	3,902,379
Maxim Integrated Products	98,600		4,128,382
Mercury Interactive	26,000	a,b	1,023,620
Micron Technology	184,900	b	2,196,612
Microsoft	3,020,900		77,365,249
Motorola	737,195		15,613,790
National Semiconductor	104,900		2,592,079
NCR	56,200	b	1,950,702
Network Appliance	110,100	b	2,808,651
Novell	114,500	a,b	696,160
Novellus Systems	41,500	b	1,197,275
NVIDIA	50,800	b	1,374,648
Oracle	1,329,300	b	18,051,894
Parametric Technology	81,700	b	563,730
Pitney Bowes	69,200		3,084,936
PMC-Sierra	54,200	b	532,786
QLogic	27,300	b	847,665
QUALCOMM	491,100		19,393,539
Sanmina-SCI	158,000	b	755,240
Scientific-Atlanta	45,800		1,763,300
Siebel Systems	155,300		1,304,520
Solectron	292,300	b	1,122,432
Sun Microsystems	1,024,000	b	3,932,160
Symantec	358,339	b	7,872,708
Symbol Technologies	73,000	a	849,720
Tektronix	26,600		666,596
Tellabs	134,800	b	1,310,256
Teradyne	58,900	b	914,717
Texas Instruments	499,700		15,870,472
Xerox	288,100	a,b	3,805,801
Xilinx	105,500		2,990,925
Yahoo!	394,600	a,b	13,155,964
			509,859,842

Utilities-5.3%
AES	196,400	b	3,152,220
Allegheny Energy	48,900	a,b	1,393,650
Ameren	61,100		3,398,382
American Electric Power	115,460		4,468,302
AT&T	240,840		4,768,632
BellSouth	550,500		15,193,800
Calpine	161,800	a,b	537,176
CenturyTel	39,500		1,357,615
Cinergy	59,600	a	2,631,340
Citizens Communications	102,400	a	1,345,536
CMS Energy	65,800	a,b	1,042,272
Consolidated Edison	73,100		3,520,496
Constellation Energy Group	53,400		3,215,214
Dominion Resources	102,408		7,563,855
DTE Energy	52,400	a	2,462,800
Duke Energy	278,588	a	8,229,489
Dynegy, Cl. A	99,800	b	554,888
Edison International	98,000		4,006,240
Entergy	63,700		4,964,778
Exelon	201,150		10,765,548
FirstEnergy	99,202		4,938,276
FPL Group	117,800		5,079,536
PG&E	111,300		4,188,219
Pinnacle West Capital	29,600		1,355,680
PPL	57,000		3,510,060
Progress Energy	74,769		3,335,445
Public Service Enterprise Group	71,800		4,616,740
Qwest Communications International	502,700	a,b	1,920,314
SBC Communications	993,098		24,281,246
Southern	223,800		7,830,762
TECO Energy	62,200		1,179,312
TXU	72,097		6,246,484
Verizon Communications	831,956		28,477,854
Xcel Energy	120,910		2,346,863
			183,879,024

Total Common Stocks
(cost $2,395,777,690)			3,397,738,643

	Principal
Short-Term Investments-1.1%	Amount ($)		Value ($)

Repurchase Agreements-1.0%
Greenwich Capital Markets, Tri-Party Repurchase
Agreement, 3.25%, dated 7/29/2005, due 8/1/2005
in the amount of $34,959,466 (fully collateralized by
$35,663,000 of various U.S. Government
Agency Obligations, value $35,651,015)	34,950,000		34,950,000

U.S. Treasury Bills-.1%
2.89%, 8/25/2005	2,100,000	c	2,095,065
3.07%, 9/22/2005	2,000,000	c	1,990,820
			4,085,885
Total Short-Term Investments
(cost $39,037,089)			39,035,885

Investment of Cash Collateral
for Securities Loaned-2.9%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $98,335,858)	98,335,858	d	98,335,858

Total Investment (cost $2,533,150,637)		102.8%		3,535,110,386

Liabilities, Less Cash and Receivables		(2.8%)		(96,961,345)

Net Assets		100.0%		3,438,149,041

a	All or a portion of these securities are on loan. At July 31, 2005, the total market value of the fund's securities	on loan is $93,018,922 and the total market value of the collateral held by the fund is $98,335,858.
b	Non-income producing.
c	Partially held by the broker in a segregated account as collateral for open financial futures positions.
d	Investment in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

		Dreyfus S & P 500 Index Fund
		Statement of Financial Futures
		July 31, 2005

			Market Value		Unrealized
			Covered		Appreciation
		Contracts	by Contracts ($)	Expiration	at 7/31/2005 ($)

Financial Futures Long:
Standard & Poor's 500		142	43,906,400	September-05	945,750

DreyfusSmallcapStockIndexFund
StatementofInvestments
July31,2005(Unaudited)

CommonStock-99.8%	Shares	Value($)

ConsumerCyclical-16.2%
AaronRents	53,997	1,325,086
ActionPerformanceCos.	18,000	153,900
AlbanyInternational,Cl.A	40,100	1,405,104
Angelica	12,100	305,646
Applica	22,500 a	62,550
ArcticCat	23,300	508,406
ArgosyGaming	37,200 a	1,740,588
Ashworth	12,400 a	103,044
Audiovox,Cl.A	27,100 a	488,206
Aztar	39,600 a	1,317,888
BallyTotalFitnessHoldings	25,200 a	90,720
BassettFurnitureIndustries	16,800	328,440
BrownShoe	25,100	990,195
BurlingtonCoatFactoryWarehouse	39,100	1,604,273
Casey'sGeneralStores	66,600	1,449,216
Cato,Cl.A	45,200	956,432
CECEntertainment	46,225 a	1,770,880
Children'sPlaceRetailStores	28,900 a	1,320,730
Christopher&Banks	41,275	780,098
CoachmenIndustries	12,100	159,478
CostPlus	21,300 a	479,889
CPI	9,200	162,748
Department56	23,200 a	291,856
DressBarn	29,600 a	721,648
ElectronicsBoutiqueHoldings	22,500 a	1,454,850
EthanAllenInteriors	44,600	1,471,800
Fedders	10,670 b	26,888
FinishLine,Cl.A	61,200	1,107,108
FleetwoodEnterprises	55,900 a	634,465
Fossil	70,625 a	1,680,169
Fred's	42,300	816,390
FrontierAirlines	34,000 a	417,520
GameStop,Cl.B	65,500 a	2,096,000
Genesco	31,100 a	1,159,097
Goody'sFamilyClothing	32,000	247,680
GreatAtlantic&PacificTea	34,200 a	979,830
Group1Automotive	28,800 a	836,352
GuitarCenter	34,600 a	2,234,987
Gymboree	29,000 a	489,520
Haggar	7,600	170,696
HancockFabrics	15,800	109,020
HavertyFurniture	33,400	446,558
HibbettSportingGoods	34,800 a	1,393,044
HotTopic	55,900 a,b	952,536
IHOP	25,500	1,119,960
InsightEnterprises	58,000 a	1,183,200
Interface,Cl.A	51,000 a	520,710
J.JillGroup	20,500 a	334,355
JackintheBox	44,200 a	1,681,810
JAKKSPacific	37,800 a	647,892
Jo-AnnStores	31,560 a	868,531
K-Swiss,Cl.A	41,200	1,391,324
K2	58,000 a	771,400
Kellwood	34,200	831,402
La-Z-Boy	60,300 b	806,211
Landry'sRestaurants	25,500	794,325
Linens'NThings	54,000 a	1,417,500
LoneStarSteakhouse&Saloon	28,100	844,686
LongsDrugStores	44,100	1,913,499
Marcus	42,200	906,456
Men'sWearhouse	64,800 a	2,330,208
MesaAirGroup	47,900 a,b	404,276
Midas	18,400 a	425,592
MonacoCoach	35,450	620,375
MovieGallery	38,600	968,088
MultimediaGames	31,100 a,b	325,928
NationalPrestoIndustries	6,000	267,540
Nautilus	43,800 b	1,220,268
O'Charleys	28,800 a	515,808
OshkoshTruck	47,300	4,011,040
OxfordIndustries	19,100	897,891
P.F.Chang'sChinaBistro	33,200 a,b	1,892,068
PaneraBread,Cl.A	38,600 a	2,248,450
PapaJohn'sInternational	18,700 a	805,970
PepBoys-Manny,Moe&Jack	63,300 b	860,247
Phillips-VanHeusen	47,400	1,606,860
PinnacleEntertainment	44,100 a	952,560
PolarisIndustries	56,100	3,102,330
Quiksilver	147,400 a	2,474,846
RareHospitalityInternational	40,850 a	1,272,886
RussBerrie&Co.	19,000	304,000
Russell	40,000	756,800
Ryan'sRestaurantGroup	51,700 a	673,651
SchoolSpecialty	29,700 a	1,393,821
SCPPool	67,430	2,457,149
SelectComfort	49,300 a	1,050,583
ShopKoStores	38,700 a	984,915
ShuffleMaster	45,873 a,b	1,230,773
Skywest	68,700	1,425,525
Sonic	78,155 a	2,368,878
SonicAutomotive	49,800	1,160,340
StageStores	22,100 a	976,157
StandardMotorProducts	17,400	243,600
SteakNShake	33,878 a	733,459
SteinMart	48,000	1,089,120
StrideRite	47,600	666,400
SturmRuger	33,500	374,865
SuperiorIndustriesInternational	30,900 b	721,206
TBC	28,500 a	808,545
Too	44,700 a	1,152,813
Toro	57,300	2,305,752
TractorSupply	42,600 a,b	2,394,972
TriarcCos.,Cl.B	77,100 b	1,211,241
WabashNational	40,400 b	869,004
WinnebagoIndustries	40,500 b	1,562,895
WMSIndustries	31,200 a	1,016,808
WolverineWorldWide	76,850	1,690,700
Zale	65,000 a	2,210,000
		114,311,995

ConsumerStaples-2.5%
AllianceOneInternational	110,000	666,600
AmericanItalianPasta,Cl.A	24,800 b	522,040
CornProductsInternational	94,000	2,262,580
Delta&PineLand	46,833	1,252,783
FlowersFoods	76,975	1,939,000
HainCelestialGroup	39,200 a	777,336
J&JSnackFoods	11,000	647,240
Lance	40,200	726,816
Libbey	16,300	286,065
NashFinch	20,100	828,723
Peet'sCoffee&Tea	11,200 a	383,152
PerformanceFoodGroup	53,300 a	1,600,599
RalcorpHoldings	36,000	1,548,000
SandersonFarms	21,500	926,435
TreeHouseFoods	39,500 a	1,207,910
UnitedNaturalFoods	43,400 a	1,463,448
WD-40	22,200	637,806
		17,676,533

Energy-9.5%
AmericanStatesWater	17,450	542,695
AtmosEnergy	104,400	3,044,304
AtwoodOceanics	18,500 a	1,261,145
CabotOil&Gas	60,450	2,449,434
CalDiveInternational	49,800 a	2,949,156
CARBOCeramics	17,100	1,485,819
CascadeNaturalGas	12,600	275,058
CimarexEnergy	101,500 a	4,256,910
Dril-Quip	15,900 a	528,198
Energen	94,800	3,327,480
FrontierOil	72,600	2,034,252
Hydril	28,300 a	1,815,728
LacledeGroup	27,500	898,975
LoneStarTechnologies	38,400 a	1,959,552
NewJerseyResources	33,600	1,587,936
NorthwestNaturalGas	35,000	1,350,650
OceaneeringInternational	34,800 a	1,492,920
PennVirginia	22,000	1,186,900
PetroleumDevelopment	22,900 a	857,376
PiedmontNaturalGas	96,700 b	2,390,424
RemingtonOil&Gas	36,900 a	1,454,229
SouthernUnion	123,341 a	3,137,785
SouthwestGas	47,300	1,266,694
SouthwesternEnergy	89,480 a	4,931,243
SpinnakerExploration	35,500 a	1,393,020
St.MaryLand&Exploration	72,300	2,284,680
StoneEnergy	32,200 a	1,713,362
SwiftEnergy	36,300 a	1,480,314
TETRATechnologies	25,050 a	998,743
UGI	130,800	3,837,672
Unit	53,200 a	2,527,000
VeritasDGC	43,000 a	1,324,400
VintagePetroleum	76,500	2,687,445
W-HEnergyServices	35,200 a	1,105,280
WorldFuelServices	28,700	704,585
		66,541,364

HealthCare-11.8%
AccredoHealth	60,025 a	2,717,332
AdvancedNeuromodulationSystems	23,800 a	1,190,952
Alpharma,Cl.A	69,800	979,992
Amedisys	20,500 a	802,370
AmericanHealthways	41,600 a,b	1,854,112
AmericanMedicalSystemsHoldings	80,400 a	1,869,300
AMERIGROUP	64,600 a	2,238,390
AmSurg	37,600 a	1,053,176
Analogic	17,600	904,112
ArQule	39,400 a	299,046
ArthroCare	29,200 a,b	1,067,844
BioLaseTechnology	17,600 b	109,120
Biosite	21,800 a	1,200,853
BradleyPharmaceuticals	19,300 a,b	218,090
Cambrex	33,700	662,879
Chemed	32,598 b	1,401,714
CONMED	37,200 a,b	1,120,092
Connetics	42,000 a	785,820
CooperCos.	55,700	3,826,590
Cyberonics	26,400 a	1,019,568
Datascope	21,100	711,070
DiagnosticProducts	34,500	1,947,870
DJOrthopedics	25,600 a	627,968
EnzoBiochem	39,817 a	668,129
Haemonetics	33,400 a	1,410,482
Hologic	27,500 a	1,253,725
HooperHolmes	82,000	343,580
ICUMedical	18,200 a,b	600,964
IDEXXLaboratories	41,700 a	2,646,282
Immucor	56,300 a	1,546,561
IntegraLifeSciencesHoldings	31,800 a	966,720
IntermagneticsGeneral	32,775 a	962,602
Invacare	38,900	1,639,635
KenseyNash	14,100 a,b	454,302
LabOne	22,300 a	839,149
LCA-Vision	23,000	1,053,400
MedicisPharmaceutical,Cl.A	67,800	2,299,776
Mentor	47,000	2,338,250
MeritMedicalSystems	32,900 a	566,867
MGIPharma	89,500 a	2,443,350
Nature'sSunshineProducts	18,400	367,080
NBTY	75,800 a	1,834,360
NovenPharmaceuticals	26,200 a	443,042
OdysseyHealthcare	45,350 a	666,191
Osteotech	17,500 a	77,525
Owens&Minor	53,000	1,570,920
PediatrixMedicalGroup	29,900 a	2,344,758
PharmaceuticalProductDevelopment	67,200 a	3,845,856
PolyMedica	30,400	1,067,648
PossisMedical	21,100 a	246,870
PriorityHealthcare,Cl.B	44,118 a	1,212,804
RegeneronPharmaceuticals	57,500 a	554,300
RehabCareGroup	23,200 a	540,560
ResMed	42,300 a	2,834,100
Respironics	88,400 a	3,350,360
SavientPharmaceuticals	75,200 a	338,400
SFBCInternational	21,500 a	865,160
SierraHealthServices	34,800 a,b	2,346,912
SunriseSeniorLiving	24,300 a,b	1,287,900
SurModics	22,600 a,b	878,236
SybronDentalSpecialties	50,699 a	1,863,188
Theragenics	35,700 a	126,021
UnitedSurgicalPartnersInternational	54,800 a	1,973,348
ViasysHealthcare	37,200 a	924,048
VitalSigns	15,300	691,254
		82,892,875

InterestSensitive-15.5%
AcadiaRealtyTrust	39,500	750,500
AmegyBancorp	84,200	1,918,076
AnchorBancorpWisconsin	27,600	881,544
BankAtlanticBancorp,Cl.A	72,200	1,295,268
BankUnitedFinancial,Cl.A	33,700	889,680
BostonPrivateFinancialHoldings	37,400	1,071,510
BrooklineBancorp	78,000	1,248,780
CapitalAutomotive	55,600	2,183,412
CashAmericaInternational	37,400	778,668
Centene	53,800 a	1,576,340
CentralPacificFinancial	40,000	1,460,000
Chittenden	54,437	1,594,460
ColonialPropertiesTrust	50,000	2,371,000
CommercialFederal	44,200	1,498,380
CommercialNetLeaseRealty	69,100	1,433,825
CommunityBankSystem	37,200	894,660
CRTProperties	37,000	1,021,940
DelphiFinancialGroup,Cl.A	39,417	1,912,119
DimeCommunityBancshares	37,850	613,927
DowneyFinancial	31,880	2,468,787
EastWestBancorp	70,200	2,421,900
EastGroupProperties	27,200	1,180,480
EntertainmentPropertiesTrust	34,400	1,566,920
EssexPropertyTrust	29,800	2,737,428
FinancialFederal	22,400	862,400
FirstBancorp	104,200	2,554,984
FirstMidwestBancorp	54,874	2,047,898
FirstRepublicBank	30,050	1,138,294
FirstFedFinancial	22,800 a	1,424,544
FlagstarBancorp	57,500	1,059,725
FremontGeneral	93,500	2,285,140
GablesResidentialTrust	35,700	1,550,451
GlenboroughRealtyTrust	45,500	953,680
GoldBanc	43,500	661,200
Hilb,Rogal&Hamilton	44,000	1,491,160
HudsonUnitedBancorp	54,380	2,278,522
InfinityProperty&Casualty	28,100	995,864
InvestmentTechnologyGroup	51,000 a	1,306,620
iPayment	15,300 a	592,263
IrwinFinancial	27,300	601,965
KilroyRealty	33,400	1,740,140
LandAmericaFinancialGroup	23,300	1,460,444
LexingtonCorporatePropertiesTrust	66,000 b	1,582,680
MAFBancorp	38,500	1,698,235
NaraBancorp	29,100	452,214
NCOGroup	40,200 a	819,276
NewCenturyFinancial	65,750	3,443,985
ParkwayProperties	19,700	1,054,935
PhiladelphiaConsolidatedHolding	27,900 a	2,316,258
PiperJaffray	24,000 a	825,840
PresidentialLife	37,400	688,721
PrivateBancorp	27,100	1,001,345
ProAssurance	37,600 a,b	1,615,296
ProvidentBankshares	40,324	1,371,016
RepublicBancorp	85,578	1,266,554
RewardsNetwork	24,000 a	126,960
RLI	29,800	1,418,480
SelectiveInsuranceGroup	38,100 b	1,896,999
ShurgardStorageCenters,Cl.A	54,600	2,560,740
SouthFinancialGroup	90,600	2,623,776
SovranSelfStorage	21,000	1,014,510
SterlingBancshares	60,400	948,884
SterlingFinancial	30,090	1,174,413
StewartInformationServices	23,000	1,082,380
SusquehannaBancshares	57,000	1,528,740
SWSGroup	23,071	430,274
TrustcoBank	94,244	1,256,272
UCBHHoldings	116,800	2,133,936
UICI	52,200	1,610,370
UmpquaHoldings	55,800	1,391,094
UnitedBankshares	47,200	1,784,632
WhitneyHolding	82,070	2,718,158
WintrustFinancial	30,000 b	1,608,900
WorldAcceptance	24,000 a	652,080
ZenithNationalInsurance	28,300	1,970,812
		108,843,663

ProducerGoods-22.3%
A.O.Smith	31,450	849,150
AAR	40,650 a	730,481
AcuityBrands	52,900	1,543,622
AlerisInternational	31,078 a	710,754
AMCOLInternational	34,200	678,870
ApogeeEnterprises	36,000	569,160
AppliedIndustrialTechnologies	37,650	1,345,234
AptarGroup	46,200	2,303,070
ArchChemicals	28,600	736,450
ArkansasBest	33,500	1,149,050
ArmorHoldings	44,600 a	1,823,248
AstecIndustries	23,000 a	666,770
BaldorElectric	39,733 a	994,914
BarnesGroup	29,800	1,014,392
BeldenCDT	56,512 b	1,254,566
Brady,Cl.A	59,600	2,038,320
Briggs&Stratton	63,800 b	2,384,206
BrushEngineeredMaterials	23,800 a	402,934
BuckeyeTechnologies	34,500 a	332,925
BuildingMaterialsHolding	16,200	1,346,220
C&DTechnologies	25,100	252,757
CaraustarIndustries	33,200 a	397,404
Castle(A.M.)	16,100 a	244,881
CarpenterTechnology	32,100	2,010,744
CenturyAluminum	33,200 a	812,404
ChampionEnterprises	91,499 a	1,103,478
Chesapeake	30,200	673,460
CLARCOR	67,800	2,115,360
Cleveland-Cliffs	27,800 b	2,021,338
CommercialMetals	81,400	2,339,436
Cubic	20,600 b	401,082
CUNO	19,800 a	1,424,808
Curtiss-Wright	25,900	1,590,260
DelticTimber	16,400	700,936
DRSTechnologies	35,100	1,825,200
EDO	21,900	675,615
EGL	53,800 a	1,082,994
ElkCorp	24,900	829,170
EMCORGroup	18,400 a	947,600
EngineeredSupportSystems	55,850	2,065,333
EnProIndustries	28,500 a	866,400
FloridaRockIndustries	73,537	4,036,446
ForwardAir	42,250	1,472,413
GardnerDenver	31,200 a	1,282,320
GenCorp	58,900 a	1,188,013
GeorgiaGulf	47,000	1,491,310
Greatbatch	22,900 a	554,409
Griffon	37,500 a	969,375
H.B.Fuller	39,600	1,367,388
Headwaters	54,100 a,b	2,312,775
HeartlandExpress	80,456	1,674,289
HughesSupply	81,400	2,313,388
IDEX	64,500	2,817,360
InsituformTechnologies,Cl.A	25,500 a	490,875
JLGIndustries	63,000 b	1,974,420
Kaman,Cl.A	33,000	643,500
KansasCitySouthern	99,300 a	2,240,208
Kaydon	34,200	1,055,412
Kirby	30,900 a	1,487,835
KnightTransportation	59,600	1,409,540
LandstarSystem	77,200	2,572,304
LawsonProducts	11,900	486,948
LennoxInternational	70,600	1,724,052
LindsayManufacturing	12,200	299,754
Lydall	16,900 a	161,395
M.D.C.Holdings	49,044	4,189,338
MacDermid	35,100	1,161,810
MagneTek	22,700 a	72,413
Manitowoc	35,175	1,605,739
MasseyEnergy	95,300	4,121,725
MaterialSciences	17,900 a	268,500
MaverickTube	51,700 a	1,714,889
MeritageHomes	30,300 a	2,816,385
Milacron	20,026 a	37,449
Moog,Cl.A	49,575 a	1,565,083
MuellerIndustries	52,000	1,522,560
MyersIndustries	41,809	551,879
NCIBuildingSystems	25,800 a	996,396
NeenahPaper	18,900	622,755
NVR	7,000 a	6,566,000
OffshoreLogistics	30,100 a	1,083,600
OldDominionFreightLine	24,000 a	794,880
OMGroup	33,500 a	784,905
OmnovaSolutions	31,400 a	185,574
Penford	11,000	162,690
PolyOne	110,500 a	788,970
Pope&Talbot	18,000	201,600
QuakerChemical	9,000	166,500
Quanex	34,850	2,125,850
RegalBeloit	37,000	1,165,500
RelianceSteel&Aluminum	41,200	1,924,864
Robins&Myers	16,600	360,718
Rock-Tenn,Cl.A	45,200	608,844
Rogers	19,200 a	783,744
RTIInternationalMetals	27,100 a	932,782
RyersonTull	23,300 b	445,030
Schulman(A.)	36,700	692,896
Schweitzer-MauduitInternational	16,100	421,015
SEACORHoldings	29,750 a,b	1,970,640
SimpsonManufacturing	52,700	2,019,464
Skyline	12,200	512,400
SpectrumBrands	51,300 a	1,590,300
StandardPacific	44,100	4,206,699
StandexInternational	14,200	421,740
SteelTechnologies	13,200	282,876
Stewart&StevensonServices	34,700	803,305
Technitrol	46,800	605,592
TeledyneTechnologies	45,200 a	1,715,340
TexasIndustries	28,400	2,091,092
Timken	115,800	3,065,226
Tredegar	44,700	720,117
TriumphGroup	22,000 a	887,700
UnitedStationers	43,100 a	2,234,735
UniversalForestProducts	21,600	1,078,920
URS	54,600 a	2,044,770
ValmontIndustries	26,000	681,200
Watsco	34,900	1,652,864
WattsWaterTechnologies	35,600	1,299,400
WausauPaper	63,200	795,056
Wellman	40,500	337,770
WolverineTube	10,000 a	66,100
WoodwardGovernor	15,300	1,372,563
		157,179,477

Services-6.8%
ABMIndustries	56,900	1,115,240
Administaff	33,200	849,920
ADVO	40,850	1,435,878
Arbitron	41,300	1,713,950
Bowne&Co.	41,000	562,110
CACIInternational,Cl.A	37,800 a	2,486,862
CDI	18,100	444,717
CentralParking	35,010	507,645
Cerner	42,200 a,b	3,182,724
Ciber	68,800 a	538,016
ConsolidatedGraphics	17,500 a	745,500
CrossCountryHealthcare	37,500 a	740,250
Daktronics	22,800	466,716
DigitalInsight	43,500 a	1,065,750
eFunds	57,000 a	1,040,820
FactSetResearchSystems	52,500	1,925,700
4KidsEntertainment	16,600 a	333,660
G&KServices,Cl.A	28,100	1,118,380
GentivaHealthServices	28,900 a	557,481
GlobalPayments	46,620	3,088,109
Harland(JohnH.)	36,400	1,406,132
HealthcareServicesGroup	31,300	573,416
Heidrick&StrugglesInternational	25,100 a	752,498
Intrado	21,600 a	352,296
Kronos	41,450 a	1,948,150
LaborReady	66,050 a	1,566,045
ManTechInternational,Cl.A	33,600 a	1,058,736
MAXIMUS	26,900	1,027,042
MIVA	28,000 a	166,880
MobileMini	16,800 a	705,936
NDCHealth	34,400	616,448
OnAssignment	6,000 a	32,400
PAREXELInternational	33,200 a	659,684
Paxar	48,625 a	946,242
PegasusSolutions	16,900 a	183,365
Pre-PaidLegalServices	20,100 b	949,725
PRG-SchultzInternational	48,650 a	153,734
ShawGroup	91,400 a	1,747,568
Sourcecorp	19,700 a	433,203
Spherion	70,000 a	553,000
StandardRegister	34,200	521,550
StarTek	18,800	310,576
TALX	26,600	981,540
TetraTech	62,156 a	934,205
ThomasNelson	19,400	443,096
Vertrue	11,900 a,b	471,835
Viad	25,100	771,825
VoltInformationSciences	13,900 a	364,319
WasteConnections	60,750 a	2,187,000
WatsonWyatt&Co.Holdings	41,600	1,148,992
		47,886,866

Technology-13.6%
Actel	29,600 a	458,208
Adaptec	131,600 a	506,660
AdvancedEnergyIndustries	32,000 a	307,200
Aeroflex	92,200 a	892,496
Agilysys	44,600	862,564
Altiris	32,400 a,b	489,564
AnixterInternational	46,100 a	1,915,916
ANSYS	42,900 a	1,559,844
AppliedSignalTechnology	13,500	292,140
ArtesynTechnologies	47,600 a	440,300
ATMI	47,000 a	1,496,010
AvidTechnology	44,600 a	1,835,290
AxcelisTechnologies	138,800 a	959,108
BEITechnologies	16,100	559,475
BelFuse,Cl.B	18,000	591,660
BellMicroproducts	39,600 a	412,236
BenchmarkElectronics	54,800 a	1,753,600
BlackBox	24,500	1,073,100
BrooksAutomation	55,600 a	922,960
Brooktrout	14,100 a	140,154
C-COR	54,300 a,b	452,319
Captaris	36,000 a	132,120
Carreker	31,300 a	192,182
CatapultCommunications	19,000 a	309,700
Ceradyne	29,200 a	930,604
CheckpointSystems	49,200 a	850,176
Cognex	55,800	1,862,046
Coherent	38,600 a	1,313,944
Cohu	28,000	689,080
Coinstar	31,900 a	656,342
CTS	45,400	560,236
Cymer	47,000 a	1,630,900
DendriteInternational	54,000 a	934,200
DigiInternational	30,100 a	328,090
Dionex	27,050 a	1,248,628
DitechCommunications	40,800 a	330,072
DSPGroup	34,800 a	868,260
ElectroScientificIndustries	36,000 a	792,000
EPIQSystems	22,900 a	403,269
ESSTechnology	42,200 a	170,910
EsterlineTechnologies	32,800 a	1,401,872
Exar	51,800 a	824,915
FEI	35,300 a	800,957
FileNet	51,500 a	1,455,905
FLIRSystems	87,500 a	2,877,875
GerberScientific	35,500 a	213,710
GlobalImagingSystems	30,600 a	1,060,596
Harmonic	72,400 a	385,892
HelixTechnology	32,100	579,887
HutchinsonTechnology	31,000 a	1,031,990
HyperionSolutions	51,375 a	2,417,708
ImagisticsInternational	21,200 a	638,544
Input/Output	74,900 a	542,276
Inter-Tel	35,000	871,500
InternetSecuritySystems	54,500 a	1,240,965
Itron	29,000 a	1,405,050
j2GlobalCommunications	30,500 a,b	1,223,355
JDASoftwareGroup	32,100 a	456,141
KeithleyInstruments	20,700	291,870
Kopin	66,100 a	363,550
Kulicke&SoffaIndustries	62,900 a	608,872
Littelfuse	27,600 a	797,364
ManhattanAssociates	36,800 a	761,760
MapInfo	26,500 a	296,800
MeadeInstruments	29,300 a	76,473
MercuryComputerSystems	27,100 a	750,670
MethodeElectronics	48,400	611,776
MICROSSystems	47,600 a	2,044,420
Microsemi	74,600 a	1,592,710
MROSoftware	31,000 a	509,330
MTSSystems	28,800	1,141,920
Napster	50,000 a,b	257,000
Netgear	30,300 a	627,513
NetworkEquipmentTechnologies	23,000 a	105,800
NYFIX	29,000 a,b	231,130
ParkElectrochemical	28,350	746,739
PC-Tel	20,000 a	184,800
PericomSemiconductor	26,200 a	246,018
PhoenixTechnologies	28,000 a	190,400
PhotonDynamics	15,100 a	285,919
Photronics	55,800 a	1,497,672
PinnacleSystems	70,780 a	322,049
PlanarSystems	21,000 a,b	164,220
PowerIntegrations	40,000 a	924,000
ProgressSoftware	49,600 a	1,542,064
RadiantSystems	29,700 a	379,863
RadiSys	25,100 a	435,234
RoperIndustries	54,400	4,175,200
RudolphTechnologies	15,300 a	233,172
SBSTechnologies	20,000 a	199,800
ScanSource	16,200 a	773,226
SerenaSoftware	43,200 a	886,464
SkyworksSolutions	193,000 a	1,414,690
SonicSolutions	26,100 a,b	501,120
SPSS	21,400 a	420,296
SS&CTechnologies	21,800	793,956
StandardMicrosystems	23,400 a	595,764
Supertex	20,100 a	543,805
Symmetricom	58,250 a	609,295
Synaptics	31,100 a	492,935
Take-TwoInteractiveSoftware	88,800 a,b	2,185,368
THQ	51,150 a,b	1,789,227
TollgradeCommunications	14,000 a	138,740
TrimbleNavigation	66,800 a	2,602,528
Ultratech	22,400 a	488,544
VarianSemiconductorEquipmentAssociates	47,500 a	1,972,200
VeecoInstruments	30,100 a	608,622
Verity	47,600 a	479,332
ViaSat	28,000 a	625,520
Vicor	36,200	475,668
WebExCommunications	50,700 a	1,448,499
Websense	31,800 a	1,584,912
X-Rite	27,100	327,910
Zix	22,000 a,b	64,680
		95,972,110

Utilities-1.6%
ALLETE	38,100	1,840,992
Avista	61,100	1,163,344
CentralVermontPublicService	16,700	310,620
CHEnergyGroup	21,700	1,066,555
Cleco	63,000	1,416,240
CommonwealthTelephoneEnterprises	28,100	1,202,680
ElPasoElectric	59,600 a	1,289,744
GeneralCommunication,Cl.A	59,000 a	606,520
GreenMountainPower	5,400	158,760
UILHoldings	18,300	996,984
UniSourceEnergy	44,800	1,444,800
		11,497,239

TotalCommonStocks
(cost$524,705,966)		702,802,122

	Principal
Short-TermInvestments-.4%	Amount($)	Value($)

RepurchaseAgreement-.4%
GreenwichCapitalMarkets,Tri-PartyRepurchaseAgreement,
3.25%,dated7/29/2005,due8/1/2005intheamountof
$2,740,742(fullycollateralizedby$2,795,000Federal HomeLoan
MortgageCorp.Notes,4.50%,due1/15/2015,value $2,796,062)	2,740,000	2,740,000
U.S.TreasuryBills-.0%
2.94%,9/8/2005	75,000 c	74,754
2.97%,9/15/2005	150,000 c	149,412
		224,166
TotalShort-TermInstruments
(cost$2,964,210)		2,964,166

InvestmentofCashCollateral
forSecuritiesLoaned-5.4%	Shares	Value($)

RegisteredInvestmentCompany;
DreyfusInstitutionalCashAdvantagePlusFund
(cost$38,399,347)	38,399,347 d	38,399,347

TotalInvesmtnets (cost$566,069,523	105.6%	744,165,635

Liabilities,LessCashandReceivables	(5.6%)	(39,728,778)

NetAssets	100.0%	704,436,857

a Non-incomeproducing.
b Alloraportionofthesesecuritiesareonloan.AtJuly31,2005,thetotalmarketvalueofthe fund'ssecuritiesonloanis$36,901,603andthetotalmarketvalueofthecollateralheldbythe fundis$38,399,347.
c Partiallyheldbythebrokerinasegregatedaccountascollateralforopenfinancialfuturespositions.
d Investmentinaffiliatedmoneymarketmutualfund.

Securitiesvaluationpoliciesandotherinvestmentrelateddisclosuresareherebyincorporatedbyreference
totheannualandsemi-annualreportspreviouslyfiledwiththeSecuritiesandExchangeCommission
onFormN-CSR.

	DreyfusSmallcapStockIndexFund
	StatementofFinancialFutures
	July31,2005

	MarketValue	Unrealized
	Coveredby	Appreciation
	Contracts Contracts($) Expiration at7/31/2005($)

FinancialFuturesLong
Russell2000E-mini	24 1,637,160 September-05	46,490

Dreyfus International Stock Index Fund
Statement of Investments
July 31, 2005 (Unaudited)

Common Stocks--98.0%	Shares	Value ($)
Australia--5.3%
AMP	34,784	179,247
APN News & Media	5,068	20,261
AXA Asia Pacific Holdings	15,282	51,919
Alinta	4,983	35,942
Alumina	22,119	97,507
Amcor	16,967	90,399
Ansell	2,300	17,918
Aristocrat Leisure	6,262	59,207
Australia & New Zealand Banking Group	34,065	555,623
Australian Gas Light	8,315	90,500
Australian Stock Exchange	1,805	35,258
BHP Billiton	66,828	983,345
Babcock & Brown	2,628	30,760
Billabong International	2,346	25,373
BlueScope Steel	13,358	95,639
Boral	10,893	55,636
Brambles Industries	18,872	119,196
CFS Gandel Retail Trust (Units)	25,706	33,606
CSL	3,605	95,571
CSR	17,462	34,773
Caltex Australia	2,363	31,645
Centro Properties Group	14,248	60,752
Centro Retail Trust (Units)	4,749	5,273
Challenger Financial Services Group	6,937	17,399
Coca-Cola Amatil	10,209	60,601
Cochlear	1,053	32,357
Coles Myer	20,641	147,940
Commonwealth Bank of Australia	23,809	706,831
Commonwealth Property Office Fund (Units)	23,240	23,051
Computershare	7,663	35,877
DB RREEF Trust	44,088	46,410
DCA Group	7,017	21,066
Downer EDI	4,802	21,096
Foster's Group	37,038	153,703
Futuris	7,437	11,927
GPT Group	34,971	101,534
Harvey Norman Holdings	11,900	24,511
ING Industrial Fund (Units)	14,004	22,991
Iluka Resources	4,928	30,863
Insurance Australia Group	29,940	139,039
Investa Property Group	26,768	40,487
James Hardie Industries	9,123	61,088
John Fairfax Holdings	17,966	60,219
Leighton Holdings	2,731	26,154
Lend Lease	7,322	72,791
Lion Nathan	5,126	28,831
Macquarie Airports	10,931	27,832

Macquarie Bank	4,139	198,188
Macquarie Communications Infrastructure Group	6,720	32,433
Macquarie Goodman Group	20,902	64,499
Macquarie Infrastructure Group	40,881	123,976
Mayne Group	11,000	40,883
Mirvac Group	17,259	49,978
Multiplex Group	13,181	30,455
National Australia Bank	29,083	690,767
Newcrest Mining	6,042	75,267
OneSteel	11,570	24,007
Orica	4,898	71,327
Origin Energy	15,600	86,673
Pacific Brands	12,100	21,888
PaperlinX	7,150	19,183
Patrick	11,408	50,376
Perpetual Trustees Australia	708	34,482
Publishing & Broadcasting	2,474	28,958
QBE Insurance Group	13,903	178,899
Qantas Airways	17,284	43,614
Rinker Group	17,414	199,724
Rio Tinto	5,303	197,980
SFE	2,344	19,722
Santos	10,729	87,254
Sonic Healthcare	4,210	41,086
Stockland	24,335	105,981
Suncorp-Metway	10,330	160,245
TABCORP Holdings	9,761	118,108
Telstra	40,320	155,371
Toll Holdings	4,814	49,468
Transurban Group	15,314	83,338
UNiTAB	2,100	22,473
Wesfarmers	6,945	210,614
Westfield Group	26,864	367,524
Westpac Banking	33,596	504,309
Woodside Petroleum	8,760	201,406
Woolworths	19,511	243,201
		9,353,605

Austria--.4%
Andritz	160	15,351
Bank Austria Creditanstalt	707	75,098
Boehler-Uddeholm	210	31,885
Erste Bank der Oesterreichischen Sparkassen	2,510	128,049
Flughafen Wien	140	9,021
IMMOFINANZ Immobilien Anlagen	6,516 a	59,993
Mayr-Melnhof Karton	60	8,614
Meinl European Land	1,621	28,254
OMV	3,000	139,928
RHI	504 a	15,139
Telekom Austria	6,543	132,484
Verbund Oesterreichische Elektrizitaetswirtschafts, CL. A	150	44,771
Voestalpine	466	34,528
Wienerberger	1,263	58,680

		781,795
Belgium--1.3%
AGFA-Gevaert	1,951	54,150
Barco	180	13,195
Bekaert	240	18,905
Belgacom	3,065	108,783
Cofinimmo	138	21,472
Colruyt	315	43,197
Compagnie Maritime Belge	250	7,440
Delhaize Group	1,372	84,492
Dexia	10,550	238,863
D'ieteren	35	7,737
Electrabel	506	230,664
Euronav	300	10,021
Fortis	21,849	640,383
Groupe Bruxelles Lambert	1,292	117,072
InBev	3,460	128,813
KBC Groupe	3,419	273,052
Mobistar	481	37,684
Omega Pharma	427	24,144
Solvay	1,176	127,130
UCB	1,603	86,606
Umicore	435	38,571
		2,312,374

Denmark--.8%
AP Moller - Maersk	22	214,933
Bang & Olufsen, CL. B	250	17,708
Carlsberg, CL. B	670	35,892
Coloplast, CL. B	600	35,317
D/S Torm	300	15,583
DSV	400	37,841
Danisco	880	58,247
Danske Bank	8,299	259,451
East Asiatic	420	33,100
FLSmidth and Co., CL. B	500	9,973
GN Store Nord	4,350	48,519
H Lundbeck	1,000	24,750
Kobenhavns Lufthavne	95	22,816
NKT Holding	430	17,084
Novo-Nordisk, CL. B	4,466	231,246
Novozymes, CL. B	1,025	52,406
TDC	3,584	161,359
Topdanmark	400 a	29,048
Vestas Wind Systems	3,400 a	62,559
William Demant Holding	580 a	28,143
		1,395,975

Finland--1.5%
Amer Sports	1,140	22,294
Cargotec	785 a	23,342
Elisa, Cl. A	2,550	45,996
Fortum	6,447	118,011

KCI Konecranes	200	9,085
Kesko, CL. B	1,140	31,086
Kone, CL. B	785 a	53,587
Metso	1,910	46,052
Neste Oil	2,261	62,973
Nokia	87,073	1,392,902
Nokian Renkaat	2,220	45,086
Orion, CL. B	1,500	28,878
Outokumpu	2,240	30,881
Pohjola Group, Cl. D	1,460	22,274
Rautaruukki	2,100	36,221
Sampo, CL. A	7,553	115,779
Stora Enso, CL. R	11,635	154,468
Tietoenator	1,683	54,990
UPM-Kymmene	9,844	191,671
Uponor	1,000	19,799
Wartsila, CL. B	1,050	32,407
YIT-Yhtyma	1,250	43,727
		2,581,509
France--9.4%
AXA	26,778	733,134
Accor	3,698	188,655
Air France-KLM	2,198	36,042
Air Liquide	2,050	364,790
Alcatel	22,790 a	278,756
Alstom	83,605 a	85,303
Atos Origin	1,078 a	77,058
Autoroutes du Sud de la France	1,011	57,717
BNP Paribas	14,876	1,077,824
Bouygues	3,721	163,207
Business Objects	1,231 a	40,491
CNP Assurances	592	39,909
CapGemini	2,237 a	75,211
Carrefour	10,535	498,289
Casino Guichard Perrachon	734	51,487
Cie de Saint-Gobain	5,777	347,694
Cie Generale d'Optique Essilor International	1,835	133,622
Compagnie Generale des Etablissements Michelin, Cl. B	2,683	165,715
Credit Agricole	12,483	342,824
Dassault Systemes	1,161	59,553
European Aeronautic Defense and Space	4,529	152,547
France Telecom	27,650	855,412
Gecina	132	14,943
Groupe Danone	4,504	446,416
Hermes International	185	38,380
Imerys	515	37,939
Klepierre	421	40,551
L'Oreal	5,684	449,455
LVMH Moet Hennessy Louis Vuitton	4,598	382,849
Lafarge	3,138	297,684
Lagardere SCA	2,220	160,578
Neopost	615	57,296
PPR	1,258	127,208

PagesJaunes Groupe	2,443	59,912
Pernod-Ricard	1,337	224,273
Peugeot	2,956	190,656
Publicis Groupe	2,395	81,600
Renault	3,400	312,214
SCOR	14,646	30,776
Safran	3,111	69,227
Sanofi-Aventis	19,817	1,717,446
Schneider Electric	4,260	335,560
Societe BIC	551	31,081
Societe des Autoroutes du Nord et de l'Est de la France	396	21,380
Societe Des Autoroutes Paris-Rhin-Rhone	688	39,561
Societe Generale	6,226	682,508
Societe Television Francaise 1	2,139	59,809
Sodexho Alliance	1,774	63,502
Suez	15,264	419,940
Technip	1,658	88,853
Thales	1,434	58,351
Thomson	4,935	112,093
Total	10,677	2,684,545
Unibail	852	117,976
Valeo	1,243	52,768
Veolia Environnement	5,694	221,388
Vinci	2,698	218,912
Vivendi Universal	20,029	638,616
Zodiac	711	40,529
		16,452,015

Germany--6.6%
Adidas-Salomon	838	152,020
Allianz	6,464	822,444
Altana	1,256	66,135
BASF	10,110	719,615
Bayer	12,279	439,685
Bayerische Hypo-und Vereinsbank	10,526 a	277,443
Beiersdorf	287	32,699
Celesio	741	59,647
Commerzbank	8,356	187,057
Continental	2,449	190,826
DaimlerChrysler	16,077	783,460
Deutsche Bank	9,086	789,096
Deutsche Boerse	1,931	169,907
Deutsche Lufthansa	4,258	53,530
Deutsche Post	9,352	232,300
Deutsche Telekom	50,936	1,012,184
Douglas Holding	637	24,496
E.ON	11,634	1,078,213
Epcos	690 a	10,166
Fresenius Medical Care	654	57,235
Heidelberg Druckmaschinen	1,071	35,879
Hochtief	1,188	45,267
Hypo Real Estate Holding	2,490	101,320
IVG Immobilien	1,218	24,781

Infineon Technologies	12,387 a	122,022
KarstadtQuelle	1,514	20,744
Linde	1,574	111,136
MAN	2,629	122,783
MLP	1,065	20,918
Merck KGaA	912	81,232
Metro	2,719	137,125
Muenchener Rueckversicherungs	3,442	401,485
Premiere	936	32,072
Puma	303	76,184
RWE	7,816	523,293
SAP	4,121	709,840
Schering	3,052	192,622
Siemens	14,976	1,156,013
Suedzucker	1,081	22,637
TUI	3,071	80,684
ThyssenKrupp	6,808	128,092
Volkswagen	4,146	225,157
Wincor Nixdorf	333	30,336
		11,559,780

Greece--.6%
Alpha Bank	5,190	144,993
Coca Cola Hellenic Bottling	1,908	53,906
Cosmote Mobile Telecommunications	2,440	46,294
EFG Eurobank Ergasias	3,540	112,570
Emporiki Bank of Greece	190	6,070
Folli - Follie	200	6,331
Germanos	1,240	20,574
Hellenic Duty Free Shops	300	5,386
Hellenic Exchanges	1,360	11,662
Hellenic Petroleum	2,400	27,228
Hellenic Technodomiki Tev	1,080	5,877
Hellenic Telecommunications Organization	4,470	91,107
Hyatt Regency	600	7,375
Intracom	1,100	5,772
National Bank of Greece	4,950	181,698
OPAP	4,150	135,497
Piraeus Bank	3,260	62,168
Public Power	1,800	44,864
Technical Olympic	1,000	6,753
Titan Cement	1,000	33,986
Viohalco	1,550	11,221
		1,021,332

Hong Kong--1.8%
ASM Pacific Technology	2,500	11,705
BOC Hong Kong Holdings	70,000	141,362
Bank of East Asia	27,191	82,541
CLP Holdings	33,288	192,464
Cathay Pacific Airways	17,000	31,597
Cheung Kong Holdings	28,000	301,991
Cheung Kong Infrastructure Holdings	8,000	25,057

Esprit Holdings	18,000		134,403
Giordano International	32,000		24,079
Hang Lung Properties	31,000		49,245
Hang Seng Bank	14,100		194,967
Henderson Land Development	13,000		65,883
Hong Kong & China Gas	69,772		145,388
Hong Kong Exchanges and Clearing	18,000		56,146
HongKong Electric Holdings	24,500		116,601
Hopewell Holdings	10,000		26,047
Hutchison Telecommunications International	30,000		34,536
Hutchison Whampoa	39,800		389,072
Hysan Development	13,000		30,600
Johnson Electric Holdings	25,900		24,819
Kerry Properties	10,500		27,147
Kingboard Chemical Holdings	9,000		25,642
Kingboard Chemical Holdings (Warrants)	600	a	274
Li & Fung	34,000		71,504
MTR	24,500		50,737
New World Development	43,191		57,500
Orient Overseas International	3,300		15,302
PCCW	72,207		48,761
SCMP Group	11,759		5,218
Shangri-La Asia	20,000		35,244
Sino Land	26,664		31,553
SmarTone Telecommunications Holding	4,000		4,528
Solomon Systech International	32,000		10,187
Sun Hung Kai Properties	23,699		244,172
Swire Pacific, CL. A	17,500		167,248
Techtronic Industries	18,500		45,807
Television Broadcasts	6,000		36,080
Texwinca Holdings	8,000		6,277
Wharf Holdings	24,171		90,318
Wing Hang Bank	3,000		21,436
Yue Yuen Industrial Holdings	9,800		30,946
			3,104,384

Ireland--.9%
Allied Irish Banks	16,280		352,975
Bank of Ireland	18,091		300,608
CRH	9,921		281,380
DCC	1,465		32,422
Depfa Bank	6,715		108,480
Eircom Group	9,701		19,914
Elan	8,198	a	59,746
Fyffes	6,620		20,102
Grafton Group (Units)	4,495		51,104
Greencore Group	2,474		11,028
Iaws Group	2,176		31,770
Independent News & Media	11,890		36,683
Irish Life & Permanent	4,916		88,971
Kerry Group, CL. A	2,413		60,378
Kingspan Group	2,460		32,151
Paddy Power	790		14,298

Ryanair Holdings	2,000 a	16,276
Waterford Wedgwood (Units)	21,509 a	1,568
		1,519,854

Italy--4.0%
Alleanza Assicurazioni	8,033	92,597
Arnoldo Mondadori Editore	2,344	23,774
Assicurazioni Generali	17,876	585,819
Autogrill	1,808	25,628
Autostrade	5,386	136,076
Banca Antonveneta	4,299	131,589
Banca Fideuram	4,720	24,108
Banca Intesa	60,778	296,034
Banca Intesa (RNC)	17,552	80,694
Banca Monte dei Paschi di Siena	19,844	75,444
Banca Nazionale del Lavoro	26,041 a	84,454
Banca Popolare di Milano	7,102	70,219
Banche Popolari Unite	6,305	127,818
Banco Popolare di Verona e Novara	7,186	128,658
Benetton Group	1,630	16,215
Bulgari	2,557	30,127
Capitalia	26,754	155,984
ENI	48,592	1,382,892
Edison	15,336 a	34,275
Enel	80,387	689,841
Fiat	9,391 a	79,619
Fineco	3,057	29,557
Finmeccanica	5,729	104,861
Gruppo Editoriale L'Espresso	3,559	20,988
Italcementi	1,065	17,283
Lottomatica	545	18,933
Luxottica Group	2,554	58,942
Mediaset	15,658	190,951
Mediobanca	8,771	167,902
Mediolanum	5,922	39,059
Pirelli & C	59,847	63,388
Riunione Adriatica di Sicurta	5,652	113,276
Sanpaolo IMI	20,326	295,033
Seat Pagine Gialle	77,304	34,226
Snam Rete Gas	18,468	101,674
Telecom Italia	199,064	652,239
Telecom Italia (RNC)	112,429	303,167
Telecom Italia Media	19,085 a	10,188
Terna	21,005	53,132
Tiscali	4,586 a	14,079
UniCredito Italiano	82,589	438,384
		6,999,127

Japan--20.9%
Acom	1,390	87,421.38
Aderans	600	14,612.61
Advantest	1,300	104,375.75
Aeon	12,100	196,890.14

Aeon Credit Service	520	31,915.79
Aiful	1,125	81,393.01
Aisin Seiki	3,400	79,923.28
Ajinomoto	10,800	114,845.44
Alfresa Holdings	500	22,257.91
All Nippon Airways	9,000	27,940.59
Alps Electric	3,000	44,988.63
Amada	6,000	42,981.40
Amano	1,000	12,409.12
Anritsu	2,000	10,330.52
Aoyama Trading	800	20,339.89
Ariake Japan	320	7,422.28
Asahi Breweries	7,400	83,707.57
Asahi Glass	18,800	182,138.36
Asahi Kasei	22,900	103,166.96
Asatsu-DK	500	14,095.19
Astellas Pharma	10,179	332,353.27
Autobacs Seven	400	13,702.66
Bandai	1,500	32,851.60
Bank of Fukuoka	11,000	63,392.66
Bank of Kyoto	5,000	41,393.46
Bank of Yokohama	22,000	125,215.22
Benesse	1,100	36,799.14
Bridgestone	12,400	243,365.00
COMSYS Holdings	2,000	19,073.11
CSK	1,400	52,330.61
Canon	14,000	694,410.99
Canon Sales	2,000	38,271.11
Casio Computer	3,800	49,086.94
Central Glass	3,000	18,707.35
Central Japan Railway	16	115,473.48
Chiba Bank	12,000	77,612.74
Chiyoda	3,000	41,750.30
Chubu Electric Power	10,700	259,159.64
Chugai Pharmaceutical	5,028	85,358.70
Circle K Sunkus	1,000	21,811.86
Citizen Watch	4,800	42,563.90
Coca-Cola West Japan	600	12,980.06
Credit Saison	2,700	90,325.17
Dai Nippon Printing	11,800	185,271.42
Daicel Chemical Industries	6,000	33,667.87
Daido Steel	6,200	27,986.98
Daiichi Pharmaceutical	4,300	98,777.82
Daikin Industries	4,600	112,235.16
Daimaru	4,000	36,433.38
Dainippon Ink and Chemicals	12,000	36,611.80
Dainippon Screen Manufacturing	3,000	20,152.55
Daito Trust Construction	1,500	55,533.25
Daiwa House Industry	9,400	105,911.95
Daiwa Securities Group	24,000	141,308.71
Denki Kagaku Kogyo	7,600	27,662.25
Denso	9,900	239,783.22
Dentsu	32	79,361.26

Dowa Mining	5,000	34,301.26
E*Trade Securities	8	23,265.98
eAccess	21	14,612.61
East Japan Railway	62	305,312.46
Ebara	4,000	16,129.18
Eisai	4,500	153,753.51
Electric Power Development	2,700	82,858.29
Elpida Memory	600	20,446.94
FamilyMart	1,100	32,186.98
Fanuc	3,400	242,651.32
Fast Retailing	1,100	64,668.36
Fuji Electric Holdings	10,000	36,665.33
Fuji Photo Film	9,000	280,208.75
Fuji Soft ABC	600	18,573.53
Fuji Television Network	11	21,392.57
Fujikura	7,000	35,220.13
Fujitsu	32,800	184,051.03
Furukawa Electric	12,000	52,990.77
Glory	1,000	15,959.68
Goodwill Group	10	17,395.96
Gunma Bank	6,000	35,969.49
Gunze	3,000	14,425.26
Hakuhodo DY Holdings	500	35,193.36
Hankyu Department Stores	2,000	13,666.98
Hikari Tsushin	500	34,613.50
Hino Motors	4,000	23,444.40
Hitachi	58,900	359,405.86
Hitachi Cable	3,000	12,418.04
Hitachi Capital	1,000	19,537.00
Hitachi Chemical	2,100	36,213.03
Hitachi Construction Machinery	2,000	27,369.64
Hitachi Software Engineering	400	6,658.64
Hokkaido Electric Power	3,300	68,593.60
Hokuhoku Financial Group	19,000	54,748.20
Honda Motor	14,660	755,919.53
House Foods	1,620	23,889.20
Hoya	2,000	247,290.24
INPEX	7	45,398.99
Ibiden	1,800	48,494.58
Index	9	26,334.81
Isetan	3,500	48,708.68
Ishihara Sangyo Kaisha	4,000	8,813.95
Ishikawajima-Harima Heavy Industries	23,000	35,086.31
Ito En	600	29,492.84
Itochu	28,500	148,735.45
Itochu Techno-Science	500	16,548.46
Ito-Yokado	6,300	210,196.71
JFE Holdings	10,260
JGC	4,000 a	49,921.94
JS Group	4,524	73,856.28
JSR	3,300	65,502.48
Jafco	500	27,119.85
Japan Airlines	11,600	31,045.10

Japan Prime Realty Investment	7	19,733.26
Japan Real Estate Investment	6	51,438.51
Japan Retail Fund Investment	4	34,256.66
Japan Tobacco	17	242,651.32
Joyo Bank	12,462	60,700.76
KDDI	47	227,253.67
Kajima	17,800	64,629.11
Kaken Pharmaceutical	2,000	14,434.19
Kamigumi	4,400	33,639.32
Kandenko	105	669.74
Kaneka	5,000	56,648.38
Kansai Electric Power	14,499	306,549.18
Kansai Paint	5,000	33,498.37
Kao	10,000	229,269.82
Katokichi	1,800	12,236.05
Kawasaki Heavy Industries	21,000	41,964.41
Kawasaki Kisen Kaisha	8,000	49,243.94
Keihin Electric Express Railway	9,000	53,311.92
Keio Electric Railway	9,000	47,370.53
Keisei Electric Railway	5,000	26,896.83
Keyence	640	154,040.77
Kikkoman	3,000	27,164.46
Kinden	2,000	14,737.50
Kintetsu	26,354	81,581.14
Kirin Brewery	14,000	131,388.55
Kobe Steel	51,000	105,553.33
Kokuyo	1,600	21,453.23
Komatsu	16,600	157,122.08
Komori	1,000	15,647.44
Konami	1,900	41,781.52
Konica Minolta Holdings	8,000	73,366.34
Kose	500	17,440.56
Koyo Seiko	3,000	42,365.85
Kubota	20,000	116,686.74
Kuraray	6,500	58,450.42
Kurita Water Industries	1,900	30,170.84
Kyocera	3,100	219,305.05
Kyowa Hakko Kogyo	6,000	39,769.84
Kyushu Electric Power	7,100	153,280.70
Lawson	900	32,356.48
Leopalace21	2,400	39,245.28
MEDICEO Holdings	2,300	29,464.29
Mabuchi Motor	500	27,833.53
Maeda Road Construction	200	1,368.48
Makita	2,000	42,196.35
Marubeni	26,000	96,953.48
Maruha Group	400	1,149.03
Marui	6,000	88,210.89
Matsui Securities	1,900	17,221.11
Matsushita Electric Industrial	39,195	640,574.87
Matsushita Electric Works	6,000	50,528.57
Meiji Dairies	4,000	22,195.46
Meiji Seika Kaisha	6,000	30,509.84

Meitec	500	15,254.92
Millea Holdings	28	367,188.55
Minebea	7,000	29,350.10
Mitsubishi	22,200	318,062.36
Mitsubishi Chemical	33,200	98,034.70
Mitsubishi Electric	36,000	190,445.60
Mitsubishi Estate	20,000	223,025.11
Mitsubishi Gas Chemical	7,000	37,031.09
Mitsubishi Heavy Industries	57,700	145,157.23
Mitsubishi Logistics	2,000	20,732.41
Mitsubishi Materials	19,000	47,290.24
Mitsubishi Rayon	11,000	44,060.84
Mitsubishi Securities	4,000	34,149.61
Mitsubishi Tokyo Financial Group	91	766,349.97
Mitsui & Co.	26,400
Mitsui Chemicals	12,000	72,902.45
Mitsui Engineering & Shipbuilding	13,000	26,905.75
Mitsui Fudosan	14,000	159,989.29
Mitsui Mining & Smelting	10,000	48,173.42
Mitsui OSK Lines	21,000	135,072.93
Mitsui Sumitomo Insurance	22,230	198,115.62
Mitsui Trust Holdings	9,380	95,226.73
Mitsukoshi	7,000	32,972.03
Mitsumi Electric	900	9,144.92
Mizuho Financial Group	156	705,580.09
Murata Manufacturing	3,900	189,268.03
NEC	34,800	178,509.30
NEC Electronics	700	24,604.13
NET One Systems	9	23,123.24
NGK Insulators	5,000	50,715.91
NGK Spark Plug	3,000	40,010.71
NHK Spring	3,000	24,247.29
NOK	2,000	51,028.15
NSK	7,000	37,031.09
NTN	7,000	39,528.97
NTT Data	25	82,965.34
NTT DoCoMo	328	509,139.57
NTT Urban Development	4	16,842.86
Namco	1,700	24,644.27
Nichii Gakkan	320	8,421.43
Nichirei	4,000	15,986.44
Nidec	1,000	108,479.41
Nikko Cordial	30,000	128,997.73
Nikon	5,600	63,346.27
Nintendo	1,850	194,745.53
Nippon Building Fund	6	52,027.30
Nippon Electric Glass	4,000	60,234.62
Nippon Express	14,000	60,074.04
Nippon Kayaku	4,000	27,084.17
Nippon Light Metal	10,400	24,864.62
Nippon Meat Packers	3,000	34,363.71
Nippon Mining Holdings	14,800	88,328.65
Nippon Oil	23,800	163,910.97

Nippon Paper Group	18	64,552.39
Nippon Sheet Glass	7,000	28,975.42
Nippon Shokubai	3,000	24,595.21
Nippon Steel Corp	114,100	289,079.80
Nippon Telegraph & Telephone	97	421,419.33
Nippon Yusen	18,800	109,182.39
Nishimatsu Construction	6,000	21,624.51
Nishi-Nippon City Bank	8,000	32,757.93
Nissan Chemical Industries	3,000	34,551.05
Nissan Motor	42,200	439,712.74
Nisshin Seifun Group	3,000	31,633.88
Nisshin Steel	17,000	42,312.32
Nisshinbo Industries	3,000	24,621.97
Nissin Food Products	1,600	39,966.10
Nitori	350	24,260.67
Nomura Holdings	33,000	392,131.67
Nomura Real Estate Office Fund	4	30,045.94
Nomura Research Institute	400	38,931.26
OJI Paper	15,000	75,739.33
ORIX	1,540	228,331.33
Obayashi	12,000	67,656.90
Obic	200	34,488.60
Odakyu Electric Railway	11,000	57,014.14
Oki Electric Industry	10,000	33,007.72
Okumura	3,000	16,673.36
Olympus	4,000	81,002.72
Omron	4,000	85,641.64
Onward Kashiyama	3,000	40,813.60
Oracle Corp Japan	700	30,973.73
Oriental Land	900	52,669.61
Osaka Gas	36,000	114,010.44
Pioneer	3,100	45,769.21
Promise	1,700	103,733.44
QP	1,500	12,377.89
Rakuten	83	63,826.22
Resona Holdings	85,000 a	149,382.22
Ricoh	13,000	199,821.58
Rinnai	500	12,087.96
Rohm	2,000	181,988.49
Ryohin Keikaku	400	19,340.74
SBI Holdings	87	29,298.81
SFCG	130	29,341.18
SMC	1,000	113,921.23
Sanden	2,000	8,760.43
Sanken Electric	2,000	23,319.51
Sankyo	7,400	146,554.26
Sankyo Gunma	900	41,910.88
Santen Pharmaceutical	1,500	34,122.84
Sanwa Shutter	3,200	18,584.24
Sanyo Electric	30,000	74,401.18
Sapporo Holdings	6,000	26,602.44
Secom	4,000	178,063.25
Sega Sammy Holdings	1,192	73,905.17

Seiko Epson	2,100	62,009.90
Seino Transportation	3,000	26,709.49
Sekisui Chemical	9,000	58,450.42
Sekisui House	9,000	91,128.06
Seven-Eleven Japan	6,900	192,666.93
77 Bank	6,000	35,434.23
Sharp	18,000	273,303.89
Shimachu	700	17,360.27
Shimamura	400	32,365.40
Shimano	1,600	51,099.51
Shimizu	10,000	47,816.58
Shin-Etsu Chemical	6,800	258,423.66
Shinko Securities	9,000	27,619.43
Shinsei Bank	17,000	91,600.87
Shiseido	7,000	95,668.85
Shizuoka Bank	10,400	87,768.41
Showa Denko	21,000	53,017.53
Showa Shell Sekiyu	3,000	32,597.35
Skylark	1,800	26,061.82
Softbank	4,500	185,066.24
Sojitz Holdings	4,700 a	21,509.43
Sompo Japan Insurance	15,000	143,048.31
Sony	17,280	571,914.89
Stanley Electric	2,600	41,193.63
Sumitomo	19,000	160,685.13
Sumitomo Bakelite	3,000	18,573.53
Sumitomo Chemical	28,000	143,378.38
Sumitomo Electric Industries	12,800	143,992.15
Sumitomo Heavy Industries	11,000	52,892.64
Sumitomo Metal Industries	77,000	140,818.06
Sumitomo Metal Mining	11,000	76,247.83
Sumitomo Mitsui Financial Group	76	502,395.29
Sumitomo Osaka Cement	8,000	20,982.20
Sumitomo Realty & Development	7,000	77,559.21
Sumitomo Rubber Industries	3,000	30,268.97
Sumitomo Trust & Banking	24,000	148,374.15
Suruga Bank	4,000	31,758.78
Suzuken	1,020	26,524.82
T&D Holdings	4,250	202,083.05
TDK	2,200	151,514.34
THK	2,000	44,426.60
TIS	800	23,551.45
Taiheiyo Cement	17,000	49,440.21
Taisei	16,000	53,240.55
Taisho Pharmaceutical	3,000	59,012.44
Taiyo Nippon Sanso	4,000	21,089.25
Taiyo Yuden	2,100	23,848.52
Takara Holdings	3,000	18,814.40
Takashimaya	5,000	48,708.68
Takeda Pharmaceutical	16,600	851,509.88
Takefuji	2,060	133,786.52
Takuma	1,000	7,047.59
Tanabe Seiyaku	4,000	37,718.01

Teijin	14,000	64,070.65
Teikoku Oil	4,000	30,367.10
Terumo	3,100	87,113.61
Tobu Railway	16,000	59,663.68
Toda	3,000	13,167.40
Toho	2,400	36,183.59
Tohoku Electric Power	7,900	173,723.18
Tokuyama	3,000	24,193.76
Tokyo Broadcasting System	500	8,626.61
Tokyo Electric Power	21,472	515,274.37
Tokyo Electron	3,000	162,719.12
Tokyo Gas	42,000	153,245.02
Tokyo Steel Manufacturing	1,900	24,102.77
Tokyo Style	2,000	20,661.05
Tokyo Tatemono	5,000	32,963.11
Tokyu	16,820	72,324.72
Tokyu Land	5,000	24,845.00
TonenGeneral Sekiyu	6,000	64,017.13
Toppan Printing	10,000	98,041.84
Toray Industries	25,000	117,311.21
Toshiba	54,000	210,517.86
Tosoh	10,000	39,787.68
Toto	5,000	38,717.16
Toyo Seikan Kaisha	3,200	49,358.13
Toyo Suisan Kaisha	2,000	32,650.88
Toyobo	13,200	30,499.13
Toyoda Gosei	1,400	24,241.94
Toyota Industries	3,700	106,284.85
Toyota Motor	53,914	2,044,109.91
Toyota Tsusho	3,000	49,297.47
Trend Micro	2,000	71,903.30
UFJ Holdings	71 a	367,366.97
UNY	3,000	31,981.80
USS	450	30,188.68
Ube Industries	15,600	34,235.25
Uni-Charm	800	30,902.36
Uniden	1,000	16,298.68
Ushio	2,000	39,252.42
Wacoal	2,000	24,871.76
West Japan Railway	32	107,337.53
World	700	29,225.21
Yahoo! Japan	70	151,121.82
Yakult Honsha	2,000	36,397.70
Yamada Denki	1,500	84,972.57
Yamaha	2,800	45,336.54
Yamaha Motor	3,500	65,101.03
Yamato Transport	7,400	98,693.07
Yamazaki Baking	2,000	16,539.54
Yaskawa Electric	3,000	19,590.53
Yokogawa Electric	3,900	48,360.77
Zeon	3,000	24,836.08
		36,683,575

Luxembourg--.1%
Arcelor	9,579	206,873
Oriflame Cosmetics	580	13,681
		220,554

Netherlands--4.9%
ABN AMRO Holding	32,582	816,051
ASML Holding	9,012 a	157,957
Aegon	26,211	376,316
Akzo Nobel	5,022	207,033
Buhrmann	2,021	22928
Corio	708	39,645
DSM	1,376	104,878
Euronext	1,645	64,738
Getronics	2,089	26,315
Hagemeyer	9,322 a	23,439
Heineken	4,584	146,159
ING Groep	34,979	1,061,331
Koninklijke Ahold	29,015 a	255,865
Koninklijke Philips Electronics	24,588	668,696
OCE	1,200	17,651
Qiagen	2,981 a	40,409
Randstad Holdings	845	34,517
Reed Elsevier	13,319	181,678
Rodamco Europe	830	70,470
Royal Dutch Shell, Cl. A	74,862	2,306,013
Royal KPN	39,566	345,062
Royal Numico	2,794 a	118,102
SBM Offshore	725	53,101
STMicroelectronics	11,811	203,860
TNT	7,228	183,667
Unilever	10,672	716,840
VNU	4,506	129,496
Vedior	3,112	46,872
Wereldhave	389	41,509
Wolters Kluwer	5,375	104,721
		8,565,319

New Zealand--.2%
Auckland International Airport	19,388	31,000
Carter Holt Harvey	14,150	23,785
Contact Energy	5,704	30,011
Fisher & Paykel Appliances Holdings	3,468	8,697
Fisher & Paykel Healthcare	10,400	24,872
Fletcher Building	8,814	43,965
Kiwi Income Property Trust (Units)	12,371	9,467
NGC Holdings	3,200	8,550
Sky City Entertainment Group	7,799	25,846
Sky Network Television	4,754 a	19,036
Telecom Corp of New Zealand	36,353	156,492
Tower	4,325 a	6,383
Warehouse Group	2,700	7,103
Waste Management NZ	1,400	6,409

		401,616

Norway--.8%
DNB NOR	12,607	132,333
Frontline	900	38,622
Norsk Hydro	2,675	255,187
Norske Skogindustrier	2,180	38,447
Orkla	3,558	140,053
Petroleum Geo-Services	1,110 a	26,901
ProSafe	550	19,527
Schibsted	1,100	30,140
Smedvig, CL. A	800	19,574
Statoil	12,240	266,408
Stolt Offshore	3,591 a	41,574
Stolt-Nielsen	650	22,375
Storebrand	4,350	43,311
Tandberg	3,000	34,153
Tandberg Television	1,100 a	14,051
Telenor	13,857	119,785
Tomra Systems	2,550	13,856
Yara International	3,974	68,701
		1,324,998

Portugal--.3%.
Banco BPI	5,214	20,900
Banco Comercial Portugues	37,567	96,281
Banco Espirito Santo	1,834	28,291
Brisa-Auto Estradas de Portugal	6,721	51,839
Cimpor Cimentos de Portugal	4,095	22,582
Energias de Portugal	35,533	94,952
Jeronimo Martins	525	7,723
PT Multimedia Servicos de Telecomunicacoes e Multimedi	1,560	15,784
Portugal Telecom	14,500	138,610
Sonae	20,060	28,508
		505,470

Singapore--.9%
Allgreen Properties	6,000	4,626
Ascendas Real Estate Investment Trust	15,700	22,317
CapitaLand	19,000	32,387
CapitaMall Trust	14,000	21,840
Chartered Semiconductor Manufacturing	24,000 a	18,359
City Developments	9,000	46,890
ComfortDelgro	29,700	28,086
Cosco Corp Singapore	11,000	15,437
Creative Technology	750	5,602
DBS Group Holdings	21,059	204,216
Datacraft Asia	3,000 a	3,270
Fraser and Neave	3,430	33,882
Haw Par	1,658	5,243
Jardine Cycle & Carriage	2,422	19,548
Keppel	10,500	79,687
Keppel Land	5,000	9,697

Neptune Orient Lines	8,000	17,347
Noble Group	16,000	13,781
Olam International	13,000 a	8,535
Oversea-Chinese Banking	22,971	178,483
Overseas Union Enterprise	1,000	5,722
Parkway Holdings	14,000	17,708
SMRT	8,000	5,782
STATS ChipPAC	26,000 a	18,009
SembCorp Industries	17,254	28,579
SembCorp Logistics	3,356	3,679
SembCorp Marine	7,000	11,299
Singapore Airlines	10,000	71,676
Singapore Exchange	15,000	19,696
Singapore Land	2,000	6,987
Singapore Petroleum	3,000	9,215
Singapore Post	18,000	10,788
Singapore Press Holdings	28,075	77,448
Singapore Technologies Engineering	25,000	39,602
Singapore Telecommunications	123,265	205,658
Suntec Real Estate Investment Trust	19,000	13,962
United Overseas Bank	21,112	192,014
United Overseas Land	7,111	10,066
Venture	4,000	38,548
Want Want Holdings	7,000	8,260
Wing Tai Holdings	6,000	4,301
		1,568,232

South Africa--.4%
Anglo American	26,466	670,983

Spain--3.9%
ACS Actividades Cons y Serv	4,559	132,071
Abertis Infraestructuras	4,088	105,169
Abertis Infraestructuras Rights	4,088 a	5,313
Acciona	578	59,500
Acerinox	3,720	53,047
Altadis	4,968	210,359
Antena 3 de Television	1,673	33,062
Banco Bilbao Vizcaya Argentaria	63,364	1,070,584
Banco Popular Espanol	15,775	188,737
Banco Santander Central Hispano	110,943	1,377,216
Cintra Concesiones de Infraestructuras de Transporte	4,002	48,270
Corp Mapfre	1,777	29,786
Ebro Puleva	1,751	30,627
Endesa	17,835	400,121
Fomento de Construcciones y Contratas	786	44,385
Gamesa Corp Tecnologica	2,113	27,873
Gas Natural SDG	3,385	101,022
Grupo Ferrovial	1,164	84,407
Iberdrola	15,197	388,193
Iberia Lineas Aereas de Espana	8,017	24,734
Inditex	4,099	109,734
Indra Sistemas	2,670	53,155

Inmobiliaria Colonial	634	34,269
Metrovacesa	1,044	63,734
NH Hoteles	1,165	16,655
Promotora de Informaciones	1,230	23,322
Repsol YPF	17,097	480,130
Sacyr Vallehermoso	2,018	46,768
Sociedad General de Aguas de Barcelona, Cl. A	1,172	26,208
Sogecable	728 a	26,174
Telefonica	83,300	1,405,394
Telefonica Publicidad e Informacion	3,115	27,091
Union Fenosa	3,985	117,234
Zeltia	2,944	20,383
		6,864,727

Sweden--2.4%
Alfa Laval	1,700	28,048
Assa Abloy, CL. B	5,392	73,671
Atlas Copco, CL. A	6,195	105,403
Atlas Copco, CL. B	3,600	55,451
Axfood	420	10,069
Billerud	800	10,569
Capio	1,320 a	22,629
Castellum	800	33,668
D Carnegie	870	9,924
Electrolux, CL. B	5,307	119,367
Elekta, CL. B	400	18,845
Eniro	2,873	32,310
Fabege	1,323	28,734
Gambro, CL. A	3,742	54,503
Gambro, CL. B	2,300	33,352
Getinge, CL. B	3,400	45,358
Hennes & Mauritz, CL. B	8,984	320,766
Hoganas, CL. B	400	9,848
Holmen, CL. B	900	25,115
Lundin Petroleum	3,300 a	33,922
Modern Times Group, CL. B	900 a	27,146
Nordea Bank	39,258	376,985
OMX	1,650 a	19,779
SAS	2,050 a	17,770
SKF, Cl. B	7,388	87,372
SSAB Svenskt Stal, Ser. A	900	22,853
SSAB Svenskt Stal, Ser. B	400	9,641
Sandvik	3,766	150,724
Scania, CL. B	1,672	60,775
Securitas, CL. B	5,604	94,987
Skandia Forsakrings	18,860	106,963
Skandinaviska Enskilda Banken, CL. A	8,929	158,826
Skanska, CL. B	6,499	84,188
Svenska Cellulosa, CL. B	3,602	122,106
Svenska Handelsbanken, CL. A	9,588	207,006
Swedish Match	5,764	72,252
Telefonaktiebolaget LM Ericsson, CL. B	276,381	947,608
Telelogic	4,000 a	8,610

Tele2, CL. B	6,045	65,451
TeliaSonera	34,734	171,919
Trelleborg, CL. B	1,840	30,595
Volvo, CL. A	1,822	74,095
Volvo, CL. B	4,253	178,437
WM-data, Cl. B	5,000	14,501
Wihlborgs Fastigheter	264	7,333
		4,189,474

Switzerland--6.8%
ABB	36,192 a	247,260
Adecco	2,450	122,867
Ciba Specialty Chemicals	1,281	76,851
Clariant	4,141	57,677
Compagnie Financiere Richemont (Units), Cl. A	9,356	334,083
Credit Suisse Group	22,682	953,062
Geberit	74	49,894
Givaudan	128	76,990
Holcim	3,466	214,948
Kudelski	651	26,290
Kuoni Reisen Holding	70	26,853
Logitech International	1,582 a	61,241
Lonza Group	651	36,041
Micronas Semiconductor	647 a	25,676
Nestle	7,533	2,072,066
Nobel Biocare Holding	437	92,490
Novartis	44,132	2,153,116
PSP Swiss Property	771	34,196
Phonak Holding	822	32,620
Rieter Holding	106	32,085
Roche Holding	13,125	1,789,285
SGS	76	57,245
SIG Holding	130	30,296
Schindler Holding	83	33,584
Serono, CL. B	115	77,448
Straumann Holding	143	30,739
Sulzer	77	36,968
Swatch Group	1,198	35,470
Swatch Group, Cl. B	612	87,956
Swiss Reinsurance	6,037	385,196
Swisscom	436	144,355
Syngenta	1,974	206,593
Synthes	876	95,292
UBS	20,013	1,649,128
Unaxis Holding	99	14,174
Valora Holding	61	12,804
Zurich Financial Services	2,691	479,507
		11,892,346

United Kingdom--23.8%
ARM Holdings	27,141	56,863
Aegis Group	19,147	33,457
Aggreko	4,440	16,142

Alliance Unichem	4,523	66,094
Amec	7,079	42,936
Amvescap	13,352	97,027
Arriva	4,204	41,671
Associated British Ports Holdings	5,399	44,486
AstraZeneca	30,473	1,372,387
Aviva	44,221	509,175
BAA	19,757	209,922
BAE Systems	59,980	325,250
BBA Group	9,005	48,236
BG Group	66,020	547,757
BHP Billiton	46,105	654,656
BOC Group	9,347	178,057
BP	399,980	4,432,969
BPB	9,080	114,142
BT Group	159,113	637,306
Balfour Beatty	7,805	47,854
Barclays	120,574	1,182,414
Barratt Developments	4,762	60,407
Bellway	2,066	31,318
Berkeley Group Holdings	2,063	32,471
Boots Group	14,082	150,120
Bovis Homes Group	2,453	28,374
Brambles Industries	12,983	71,602
Britannic Group	4,310	46,971
British Airways	9,939 a	48,602
British American Tobacco	29,968	599,900
British Land	9,717	143,620
British Sky Broadcasting	23,209	218,406
Brixton	5,235	32,627
Bunzl	6,222	57,130
Cable & Wireless	45,467	127,478
Cadbury Schweppes	38,931	375,610
Capita Group	12,060	76,863
Carnival	3,183	171,762
Cattles	6,970	36,538
Centrica	69,798	288,169
Close Brothers Group	2,795	37,276
Cobham	20,840	52,743
Compass Group	40,253	174,162
Cookson Group	3,674 a	21,896
Corus Group	86,960 a	71,956
Daily Mail & General Trust	5,415	63,065
Davis Service Group	3,572	27,860
De La Rue	4,007	27,725
Diageo	56,106	776,413
Dixons Group	37,475	104,741
EMI Group	14,255	60,673
Electrocomponents	8,351	36,977
Emap	4,617	68,281
Enterprise Inns	6,355	91,523
Exel	5,916	98,064
FKI	13,710	25,284

First Choice Holidays	9,363	30,908
Firstgroup	7,518	42,223
Friends Provident	34,249	109,895
GKN	13,381	62,489
GUS	19,020	303,054
Gallaher Group	12,268	175,816
GlaxoSmithKline	109,545	2,586,319
Great Portland Estates	3,574	22,480
Group 4 Securicor	21,182	58,830
HBOS	73,349	1,116,400
HMV Group	8,660	37,469
HSBC Holdings	208,956	3,395,606
Hammerson	5,561	83,906
Hanson	13,642	137,384
Hays	30,651	69,074
Hilton Group	29,634	151,303
ICAP	9,463	51,023
IMI	7,151	56,057
Imperial Chemical Industries	22,464	105,006
Imperial Tobacco Group	13,683	352,441
Inchcape	1,538	54,779
Intercontinental Hotels Group	8,852	112,831
International Power	26,765	99,782
Intertek Group	2,632	33,040
Invensys	97,963 a	23,284
iSOFT Group	3,796	28,487
Johnson Matthey	4,051	78,454
Kelda Group	7,430	92,877
Kesa Electricals	9,865	43,985
Kingfisher	43,885	199,148
Land Securities Group	8,744	214,448
Legal & General Group	121,494	244,918
Liberty International	4,322	73,430
Lloyds TSB Group	104,499	886,788
LogicaCMG	14,819	49,050
London Stock Exchange	5,308	50,488
MFI Furniture	9,710	19,831
Man Group	5,466	156,477
Marconi	3,397 a	16,402
Marks & Spencer Group	30,599	192,864
Meggitt	9,062	49,459
Misys	9,747	40,327
Mitchells & Butlers	10,256	64,282
National Express Group	2,980	45,908
National Grid Transco	57,673	532,065
Next	4,866	134,846
Pearson	14,959	179,354
Peninsular and Oriental Steam Navigation	13,325	73,840
Persimmon	4,925	69,368
Pilkington	21,842	47,300
Premier Farnell	8,240	24,227
Provident Financial	5,072	57,597
Prudential	44,457	419,924

Punch Taverns	4,637	61,107
Rank Group	11,179	51,566
Reckitt Benckiser	11,586	348,811
Reed Elsevier	23,800	220,406
Rentokil Initial	35,386	97,033
Reuters Group	26,534	180,673
Rexam	10,028	86,423
Rio Tinto	19,946	665,817
Rolls-Royce Group	28,532	168,031
Royal & Sun Alliance Insurance Group	56,657	90,523
Royal Bank of Scotland Group	59,284	1,768,119
Royal Dutch Shell, Cl. A	2,300	70,743
Royal Dutch Shell, Cl. B	51,508	1,637,781
SABMiller	16,706	291,920
SSL International	3,900	19,775
Sage Group	23,345	95,149
Sainsbury (J)	25,388	124,931
Schroders	2,417	36,128
Scottish & Newcastle	13,855	111,781
Scottish & Southern Energy	16,055	276,728
Scottish Power	34,709	307,988
Serco Group	7,990	34,289
Severn Trent	6,481	111,594
Signet Group	31,297	64,469
Slough Estates	7,540	71,021
Smith & Nephew	17,860	170,114
Smiths Group	10,543	177,917
Stagecoach Group	15,251	30,543
Tate & Lyle	9,627	78,560
Taylor Woodrow	11,425	68,290
Tesco	144,818	829,916
3i Group	10,868	136,241
Tomkins	14,748	71,080
Travis Perkins	2,197	62,624
Trinity Mirror	5,313	57,247
Unilever	51,700	501,082
United Business Media	5,123	49,339
United Utilities	16,190	182,996
Vodafone Group	1,211,215	3,124,061
WPP Group	22,114	234,771
Whitbread	4,648	80,933
William Hill	7,237	73,518
Wimpey (George)	8,127	60,990
Wolseley	11,051	230,753
Yell Group	13,298	105,649
		41,672,381
Total Common Stocks
(cost $137,355,958)		83,344,762

Preferred Stocks--.2%

Germany--.2%
Fresenius Medical Care	530	37,873

Henkel KGaA	1,130		106,263
Porsche	150		119,421
ProSiebenSat.1 Media	1,533		28,154
RWE	665		39,579
Volkswagen	1,897		77,997
Total Preferred Stocks
(cost $299,105)			409,287

Other Investments--2.5%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,300,000)	4,300,000	b	4,300,000

Short-Term Investments--.2%	Principal
	Amount ($)		Value ($)
U.S. Treasury Bill;
2.99%, 9/8/2005
(cost $403,723)	405,000	c	403,672

Total Investments (cost $142,358,786)	100.9%		88,457,721

Liabilities, Less Cash and Receivables	(.9%)		86,663,167

Net Assets	100.0%		175,120,888

a	Non-income producing.
b	Investments in affiliated money market mutual funds.
c	Partially held by the broker in a segregated account as collateral for open financial futures positions.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

See notes to financial statements.
DREYFUS INTERNATIONAL STOCK INDEX
Statement of Financial Futures
July 31, 2005 (Unaudited)

Contracts

Financial Futures Long

DJ Euro STOXX 50	53
Financial Times 100	20
TOPIX	11

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	September 16, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	September 16, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)